As filed with the Securities and Exchange Commission on September 10, 2002

                                                  Securities Act File No. 333-
                                          Investment Company Act File No. 811-
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                      ------------------------------------
                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]
                           Pre-Effective Amendment No.                 [ ]
                          Post-Effective Amendment No.                 [ ]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                [X]
                                  Amendment No.                        [ ]
                        (Check appropriate box or boxes)
                      ------------------------------------
                              WCMA(R) TREASURY FUND
               (Exact Name of Registrant as Specified in Charter)
                      ------------------------------------
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                    (Address of Principal Executive Offices)

      (Registrant's Telephone Number, including Area Code): (609) 282-2800
                      ------------------------------------
                                 TERRY K. GLENN
                              WCMA(R) Treasury Fund
                 800 Scudders Mill Road, Plainsboro, New Jersey
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                     (Name and Address of Agent for Service)

                                   Copies to:
     Counsel for the Fund:                          Philip L. Kirstein, Esq.
 SIDLEY AUSTIN BROWN & WOOD LLP                   FUND ASSET MANAGEMENT, L.P.
       787 Seventh Avenue                                 P.O. Box 9011
 New York, New York 10019-6018                  Princeton, New Jersey 08543-9011
Attention: Laurin Blumenthal Kleiman, Esq.

                           Jeffrey S. Alexander, Esq.
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            1400 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                      ------------------------------------
                  Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of the Registration Statement.
                      ------------------------------------
    Title of Securities Being Registered: Shares of Beneficial Interest, par
                             value $.10 per share.
                      ------------------------------------
         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
                      ------------------------------------
      Master Treasury Trust also has executed this Registration Statement.

===============================================================================

                            Subject to Completion
                 Preliminary Sticker dated September 10, 2002

                               WCMA(R)MONEY FUND
                       WCMA(R)GOVERNMENT SECURITIES FUND
                            WCMA(R)TAX-EXEMPT FUND
                             WCMA(R)TREASURY FUND
                     SUPPLEMENT DATED NOVEMBER ___, 2002
                  TO THE PROSPECTUS DATED NOVEMBER ___, 2002


      The shares of common stock of each Fund currently are not being offered for sale and, consequently, are not available for purchase by investors.

      The information in this prospectus is not complete and may be changed. We may not use this prospectus to sell securities until the registration statement containing this prospectus, which has been filed with the Securities and Exchange Commission, is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                            SUBJECT TO COMPLETION
                PRELIMINARY PROSPECTUS DATED SEPTEMBER 10, 2002

[MERRILL LYNCH INVESTMENT MANAGERS ICON]

Prospectus
November         , 2002



WCMA(R) Money Fund
WCMA(R) Government Securities Fund
WCMA(R) Tax-Exempt Fund
WCMA(R) Treasury Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[TABLE OF CONTENTS LOGO]

[KEY FACTS ICON]                                                     PAGE
      KEY FACTS
      --------------------------------------------------------------------
      Working Capital Management Account................................1
      WCMA Money Fund at a Glance.......................................2
         Risk/Return Bar Chart for WCMA Money Fund......................4
         Fees and Expenses for WCMA Money Fund..........................5
         How the WCMA Money Fund Invests................................7
      WCMA Government Fund at a Glance..................................9
         Risk/Return Bar Chart for WCMA Government Fund................11
         Fees and Expenses for WCMA Government Fund....................12
         How the WCMA Government Fund Invests..........................14
      WCMA Tax-Exempt Fund at a Glance.................................15
         Risk/Return Bar Chart for WCMA Tax-Exempt Fund................17
         Fees and Expenses for WCMA Tax-Exempt Fund....................18
         How the WCMA Tax-Exempt Fund Invests..........................20
      WCMA Treasury Fund at a Glance...................................22
         Risk/Return Bar Chart for WCMA Treasury Fund..................23
         Fees and Expenses for WCMA Treasury Fund......................24
         How the WCMA Treasury Fund Invests............................26
      Yield Information................................................26

[DETAILS ABOUT THE FUNDS ICON]
      DETAILS ABOUT EACH FUND
      -------------------------------------------------------------------
      Investment Risks.................................................27
         Additional Risks of WCMA Money Fund...........................28
         Additional Risks of WCMA Tax-Exempt Fund......................28
      Statement of Additional Information..............................29

[YOUR ACCOUNT ICON]
      YOUR ACCOUNT
      -------------------------------------------------------------------
      WCMA Multiple Class Structure....................................30
      How to Buy, Sell and Transfer Shares.............................33
      How Shares are Priced............................................36
      Dividends and Taxes..............................................36

[MANAGEMENT OF THE FUNDS ICON]
      MANAGEMENT OF THE FUNDS
      --------------------------------------------------------------------
      Fund Asset Management............................................38
      Master/Feeder Structure..........................................38

[FOR MORE INFORMATION ICON]
      FOR MORE INFORMATION
------------------------------------------------------------------------
      Shareholder Reports......................................Back Cover
      Statement of Additional Information......................Back Cover





                                  WCMA FUNDS

[KEY FACTS ICON]                WORKING CAPITAL MANAGEMENT ACCOUNT(R)
                                -----------------------------------------------

In an effort to help you        The Working Capital Management Account(R)
better understand the many      ("WCMA") program is a conventional Merrill
concepts involved in            Lynch cash securities or margin securities
making an investment            account designed for small to medium sized
decision, we have defined       businesses that is linked to certain money
the highlighted terms in        market funds, a Visa(R)card/check account
this prospectus in the          ("Visa(R)Account"), either an optional
sidebar.                        commercial line of credit or a reducing
                                revolver and other cash management services.
                                WCMA program participants are charged an annual program participation fee, presently $300.
                                Automatic investment of free cash balances in WCMA accounts into certain money market funds is a feature of the WCMA program commonly known as the "sweep." Generally, free cash balances held in WCMA accounts may be "swept" into shares of WCMA Money Fund, WCMA Government Fund, WCMA
                                Tax-Exempt Fund or WCMA Treasury Fund
                                (collectively referred to in this prospectus as the "Funds" or the "WCMA Funds") or certain other money market funds.

                                The WCMA program is offered by Merrill Lynch
                                (not the Funds). This prospectus provides information concerning the Funds, but is not intended to provide detailed information concerning the WCMA program. If you want more information about the WCMA program, please review the WCMA account agreement and program description booklet.

                                The WCMA Funds are the four money market funds whose shares are offered to certain WCMA program participants. Each Fund is a no load money market fund that seeks current income, preservation of capital and liquidity available from investing in short term securities.

                                Each Fund has its own goals, investment
                                strategies and risks. We cannot guarantee that any Fund will achieve its objectives.





                                   WCMA FUNDS

[KEY FACTS ICON]                WCMA MONEY FUND AT A GLANCE
                                -----------------------------------------------

Liquidity -- the ease with      What are the Money Fund's investment
which a security can be         objectives?
traded. Securities that are
less liquid have fewer          The investment objectives of the Money Fund
potential buyers and, as a      are to seek current income, preservation of
consequence, greater            capital and liquidity available from investing
volatility.                     in a diversified portfolio of short term money
                                market securities.

Short Term Securities --        What are the Money Fund's main investment
securities with maturities of   strategies?
not more than 762 days (25
months).                        The Money Fund is a "feeder" fund that invests
                                all of its assets in a corresponding "master"
U.S. Government Securities --   portfolio of Master Money Trust (the "Money
debt securities issued or       Trust"), which has the same investment
guaranteed as to principal and  objectives as the Fund. All investments will
interest by the U.S.            be made at the Money Trust level. This
Government that are supported   structure is sometimes called a
by the full faith and credit    "master/feeder" structure. The Money Fund's
of the United States.           investment results will correspond directly to
                                the investment results of the Money Trust in
U.S. Government Agency          which it invests. For simplicity, this
Securities -- debt securities   prospectus uses the term "Fund," with respect
issued or guaranteed as to      to the Money Fund, to include the Money Trust.
principal and interest by U.S.
Government agencies, U.S.       The Money Fund tries to achieve its objectives
Government sponsored            by investing in a diversified portfolio of
enterprises and U.S.            U.S. dollar-denominated short term securities.
Government instrumentalities    These securities consist primarily of short
that are not direct             term U.S. Government securities, U.S.
obligations of the United       Government agency securities, bank
States.                         obligations, commercial paper and repurchase
                                agreements. The Fund also may invest in
Repurchase Agreements --        obligations of domestic and foreign banks and
agreements in which a party     other short term debt securities issued by
sells securities to the Fund    U.S. and foreign entities. The Fund may invest
and at the same time agrees to up to 25% of its total assets in foreign bank repurchase the securities at a money instruments. The Fund's dollar-weighted
particular time and price.      average maturity will not exceed 90 days.

Maturity -- the time at which   Other than U.S. Government and certain U.S.
the principal amount of a bond Government agency securities, the Money Fund is scheduled to be returned to only invests in short term securities having
investors.                      one of the two highest short term ratings from
                                a nationally recognized rating agency or
Yield -- the income generated   unrated instruments which, in the opinion of
by an investment in the Fund.   Fund management, are of similar credit
                                quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

                                Fund management decides which of these
                                securities to buy and sell based on its
                                assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. The Fund cannot guarantee that it will achieve its objectives.



                                WCMA MONEY FUND

                                 What are the main risks of investing in the Money Fund?

                                 An investment in the Money Fund is not
                                 insured or guaranteed by the Federal Deposit
                                 Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                 Who should invest?

                                 Shares of the Money Fund are offered to
                                 participants in the WCMA program.

                                 The Money Fund may be an appropriate
                                 investment for you if you:

                                 o Are investing with short term goals in
                                   mind, such as for cash reserves, and want to focus on short term securities

                                 o Are looking for preservation of capital

                                 o Are looking for current income and
                                   liquidity


                                WCMA MONEY FUND

[KEY FACTS ICON]                RISK/RETURN BAR CHART FOR WCMA MONEY FUND
                                -----------------------------------------------

                                 The Money Fund recently commenced operations and does not have a performance record. The Fund, however, will be a feeder fund of the Money Trust. The Fund and the Trust's other feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

                                 The bar chart below is based upon performance of the Money Trust's other feeder fund, which is the predecessor of the recently organized Money Trust. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust's predecessor for each of the past ten calendar years. The annual program fees payable by WCMA program subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust's predecessor, which are the same as those of the Fund's Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust's predecessor. If the other expenses of the Fund's Class 3 and Class 4 shares, which are expected to be higher than those of the Trust's predecessor, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund's Class 1 or Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust's predecessor, returns would be less than those shown.

                                 How the Trust's predecessor performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

                                 [CHART OMITTED]

3.52%   2.86%   3.80%   5.61%   5.08%  5.21%   5.15%   4.77%   5.98%   4.12%
1992    1993    1994    1995    1996   1997    1998    1999    2000    2001

                                 During the ten-year period shown in the bar chart, the highest return for a quarter was 1.53% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.65% (quarter ended December 31, 2001). The year-to-date return of the Money Trust's predecessor as of September 30, 2002 was .____%.



                                WCMA MONEY FUND

                                FEES AND EXPENSES FOR WCMA MONEY FUND
                                -----------------------------------------------

UNDERSTANDING EXPENSES          The Money Fund offers four share classes.
                                Although your money will be invested in the
Fund investors pay various      same portfolio of securities no matter which
fees and expenses, either       share class you buy, the associated fees and
directly or indirectly. Listed  expenses vary by class. The class you are
below are some of the main      eligible to own is determined monthly based
types of expenses that the      on the magnitude of your business
Fund may charge:                relationship with Merrill Lynch. Your Merrill
                                Lynch Financial Advisor can help you
Expenses paid indirectly by     determine which class you are currently
the shareholder:                eligible to own.

Annual Fund Operating Expenses  The table below shows the fees and expenses
-- expenses that cover the      associated with each share class of the Money
costs of operating the Money    Fund. Fees and expenses may change in the
Fund.                           future.


Management Fee -- a fee paid    Shareholder Fees (fees
to the Manager for managing     paid directly by the
the Money Trust.                shareholder):(a)      Class 1  Class 2  Class 3  Class 4
                                ----------------------------------------------------------
Distribution Fees -- fees used  Maximum Annual
to support the Money Fund's     Account Fee(b)          $300    $300     $300    $300
marketing and distribution      ----------------------------------------------------------
efforts, such as advertising,   Annual Fund Operating
promotion and compensating      Expenses (expenses
Financial Advisors and others   that are deducted
for shareholder services.       from Fund assets):(c)
                                ----------------------------------------------------------
Administrative Fee -- a fee        Management Fee(d)     .13%   .13%     .13%     .13%
paid to Fund Asset Management   ----------------------------------------------------------
for providing administrative       Distribution
services to the Fund.              and/or Service
                                   (12b-1) Fees(e)      1.00%   .68%     .38%(f)  .38%(f)
                                ----------------------------------------------------------
                                   Other Expenses
                                   (including
                                   transfer agency
                                   and administrative
                                   fees)(g)(h)           .30%   .30%     .30%     .30%
                                ----------------------------------------------------------
                                Total Annual Fund
                                Operating Expenses      1.43%  1.11%     .81%     .81%
                                ----------------------------------------------------------
                                Fee Waiver and/or
                                Expense Reimbursement    --     .20%(i)  .26%(i)  .26%(i)
                                ----------------------------------------------------------
                                Net Expenses            1.43%   .91%     .55%(j)  .55%(j)
                                ----------------------------------------------------------

                                (a) Each new participant account is eligible
                                   to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date (see below). Thereafter, the share class you are eligible to purchase or hold will be determined based on your service level tier within the WCMA program on each valuation date, which normally will be the last Friday of each month. If on each monthly valuation date, your WCMA business relationship has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Money Fund share class that you are then eligible to own at the close of business on the monthly conversion date, which is the last business day of the month, at net asset value and without the imposition of any additional transaction charge. See "Your Account -- WCMA Multiple Class Structure" -- page 30 and "Your
                                   Account -- How to Buy, Sell and Transfer
                                   Shares" -- page 33.
                                (b) Merrill Lynch charges this annual program
                                   fee to WCMA subscribers.
                                (c) Fees and expenses shown in the table and
                                   the example that follows include both the expenses of the Fund and the Fund's share of expenses of the Money Trust.
                                (d) Paid by the Trust. See "Management of the
                                   Funds -- Fund Asset Management" -- page 38 and "Management of the Funds -- Management and Advisory Arrangements -- Management
                                   Fee" -- page 25 of the Statement of
                                   Additional Information.
                                (e) The Fund calls the "Service Fee" an
                                   "Account Maintenance Fee." Account
                                   Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
                                (f) The Fund is authorized to pay Merrill
                                   Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.
                                (g) Based on estimated amounts for the current
                                   fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
                                (h) Includes administrative fees, which are
                                   payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund's average daily net assets.
                                (i) With respect to Class 2, Class 3 and Class
                                   4 shares, the Manager and Merrill Lynch
                                   have entered into a contractual arrangement to ensure that expenses incurred by the Fund's Class 2, Class 3 and Class 4 shares will not exceed .91%, .55% and .55%, respectively. This limitation includes distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable.
                                (j) The net total operating expenses reflect
                                   expenses actually incurred during the most recent fiscal year of the Trust's predecessor, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.



                                WCMA MONEY FUND

[KEY FACTS ICON]                Example:

                                This example is intended to help you compare the cost of investing in the Money Fund with the cost of investing in other money market funds.

                                This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Class 1  Class 2  Class 3  Class 4
                                -----------------------------------------------
                                One Year      $146     $ 93     $ 56     $ 56
                                -----------------------------------------------
                                Three Years   $452     $333*    $232*    $232*
                                -----------------------------------------------
                                *  These expenses do not reflect the
                                   continuation of the contractual arrangement to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Money Fund. This arrangement has a one-year term and is renewable.

                                This example does not take into account the annual program fee charged by Merrill Lynch to participants in the WCMA program. See the WCMA account agreement and program description booklet for details.


                                WCMA MONEY FUND

                                HOW THE WCMA MONEY FUND INVESTS
                                -----------------------------------------------

ABOUT THE WCMA MONEY FUND       The Money Fund seeks current income,
PORTFOLIO MANAGER               preservation of capital and liquidity. The
                                Fund tries to achieve its goals by investing
Richard Mejzak is the           in a diversified portfolio of short term
portfolio manager of the Fund.  money market securities.
Mr. Mejzak has been a Vice
President of Merrill Lynch      These instruments are U.S. dollar-denominated
Investment Managers ("MLIM")    fixed income securities that mature or reset
since 1995 and has been         to a new interest rate within 13 months (25
employed by MLIM since 1990.    months if the U.S. Government has issued or
                                guaranteed the debt). The Fund's
ABOUT THE MANAGER AND THE       dollar-weighted average maturity will not
ADMINISTRATOR                   exceed 90 days.

Fund Asset Management serves
as the Manager and the
Administrator.                  Other than U.S. Government and certain U.S.
                                Government agency securities, the Money Fund
Fixed Income Securities --      invests only in short term securities having
security that pays a fixed      one of the two highest short term ratings
rate of interest or a fixed     from a nationally recognized rating agency or
dividend.                       unrated instruments which, in the opinion of
                                Fund management, are of similar credit
U.S. Government Agencies --     quality. Certain short term securities are
entities that are part of or    entitled to the benefit of guarantees,
sponsored by the Federal        letters of credit or similar arrangements
government, such as the         provided by a financial institution. When
Government National Mortgage    this is the case, Fund management may
Association, the Tennessee      consider the obligation of the financial
Valley Authority or the         institution and its creditworthiness in
Federal Housing                 determining whether the security is an
Administration.                 appropriate investment for the Fund.

U.S. Government Sponsored       Fund management will vary the types of short
Enterprises -- private          term securities in the Fund's portfolio, as
corporations sponsored by the   well as the Fund's average maturity. Fund
Federal government that have    management decides which securities to buy
the legal status of government  and sell based on its assessment of the
agencies, such as the Federal   relative value of different securities and
Home Loan Mortgage              future interest rates. Fund management seeks
Corporation, the Student Loan   to improve the Fund's yield by taking
Marketing Association or the    advantage of differences in yield that
Federal National Mortgage       regularly occur among similar kinds of
Association.                    securities.

U.S. Government                 Among the short term money market securities
Instrumentalities --            the Money Fund may buy are:
supranational entities
sponsored by the U.S. and       U.S. Government Securities -- Debt securities
other governments, such as the  that are issued by or guaranteed as to
World Bank or the               principal and interest by the U.S. Government
Inter-American Development      and supported by the full faith and credit of
Bank.                           the United States.

Eurodollar -- obligations       U.S. Government Agency Securities -- Debt
issued by foreign branches or   securities issued or guaranteed as to
subsidiaries of U.S. banks.     principal and interest by U.S. Government
                                agencies, U.S. Government sponsored
Yankeedollar -- obligations     enterprises and U.S. Government
issued by U.S. branches or      instrumentalities that are not direct
subsidiaries of foreign banks.  obligations of the U.S. Government.

                                Bank Money Instruments -- Obligations of commercial banks or other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. The Money Fund may invest only in obligations of savings banks and savings and loan associations organized and operating in the United States. The obligations of commercial banks may be Eurodollar obligations or Yankeedollar obligations. The Fund may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

                                The Fund also may invest up to 25% of its total assets in bank money instruments issued by foreign depository institutions and their foreign branches and subsidiaries.

                                WCMA MONEY FUND

[KEY FACTS ICON]                Commercial Paper -- Obligations, usually of
                                nine months or less, issued by corporations,
Asset-Backed Securities --      securities firms and other businesses for
debt securities issued by a     short term funding.
trust or other legal entity
established for the purpose of Short Term Obligations -- Corporate or foreign issuing securities and holding government debt and asset-backed securities certain assets, such as credit with a period of 397 days or less remaining to
card receivables or auto        maturity.
leases, that pay down over
time and generate sufficient    Floating Rate Obligations -- Obligations of
cash to pay holders of the      government agencies, corporations, depository
securities.                     institutions or other issuers that
                                periodically reset their interest rate to
Index -- a measure of value or  reflect a current market rate, such as the
rates.                          federal funds rate or a bank's prime rate, or
                                the level of an interest rate index, such as LIBOR (a well-known short term interest rate index).

                                Insurance Company Obligations -- Short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

                                Master Notes -- Variable principal amount demand instruments issued by securities firms and other corporate issuers.

                                Other Eligible Investments -- Other money market instruments permitted by SEC rules governing money market funds.

                                Repurchase Agreements; Purchase and Sale
                                Contracts -- The Money Fund may enter into certain types of repurchase agreements or purchase and sale contracts. In a repurchase agreement the Money Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Money Fund may invest in repurchase agreements involving the money market securities described above. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

                                Reverse Repurchase Agreements -- In a reverse repurchase agreement, the Money Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may engage in reverse repurchase agreements involving the securities described above.

                                When Issued, Delayed Delivery and Forward
                                Commitments -- The Money Fund may buy or sell money market securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.


                                WCMA MONEY FUND

                                WCMA GOVERNMENT FUND AT A GLANCE
                                -----------------------------------------------

Liquidity -- the ease with      What are the Government Fund's investment
which a security can be         objectives?
traded.  Securities that
are less liquid have            The Government Fund's investment objectives
fewer potential buyers          are to seek preservation of capital, current
and, as a consequence,          income and liquidity available from investing
greater volatility.             exclusively in a diversified portfolio of
                                short term marketable securities, including
Direct U.S. Government          variable rate securities, that are direct U.S.
Obligations -- issued or have   Government obligations, and repurchase
their principal and interest    agreements pertaining to such securities.
guaranteed and backed by the
full faith and credit of the    What are the Government Fund's main investment
United States.                  strategies?

Repurchase Agreements --        The Government Fund is a "feeder" fund that
agreements in which a party     invests all of its assets in a corresponding
sells securities to the Fund    "master" portfolio of Master Government
and at the same time agrees to Securities Trust (the "Government Trust"), repurchase the securities at a which has the same investment objectives as
particular time and price.      the Fund. All investments will be made at the
                                Government Trust level. This structure is
Short Term U.S. Government      sometimes called a "master/feeder" structure.
Securities -- debt securities   The Government Fund's investment results will
with maturities of not more     correspond directly to the investment results
than 762 days (25 months) that of the Government Trust in which it invests. are issued or guaranteed as to For simplicity, this prospectus uses the term
principal and interest by the   "Fund," with respect to the Government Fund,
U.S. Government and are         to include the Government Trust.
supported by the full faith
and credit of the United        The Government Fund tries to achieve its
States.                         objectives by investing in a diversified
                                portfolio made up only of short term U.S.
Maturity -- the time at which   Government securities and repurchase
the principal amount of a bond agreements with banks and securities dealers is scheduled to be returned to that involve direct U.S. Government
investors.                      obligations. Fund management decides which of
                                these securities to buy and sell based on its assessment of the relative values of various short term U.S. Government securities and repurchase agreements, as well as future interest rates. Short term U.S. Government securities have little credit risk. The Fund's dollar-weighted average maturity will not exceed 90 days. The Fund cannot guarantee that it will achieve its objectives.


                             WCMA GOVERNMENT FUND

[KEY FACTS ICON]                What are the main risks of investing in the
                                Government Fund?

                                An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                Who should invest?

                                Shares of the Government Fund are offered to participants in the WCMA program.

                                The Government Fund may be an appropriate investment for you if you:

                                   o  Are investing with short term goals in
                                      mind, such as for cash reserves, and
                                      want to focus on U.S. Government
                                      securities

                                   o  Are looking for preservation of capital

                                   o  Are looking for current income and
                                      liquidity


                             WCMA GOVERNMENT FUND

                                RISK/RETURN BAR CHART FOR WCMA GOVERNMENT FUND
                                ------------------------------------------------

                                The Government Fund recently commenced
                                operations and does not have a performance record. The Fund, however, will be a feeder fund of the Government Trust. The Fund and the Trust's other feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

                                The bar chart below is based upon performance of the Government Trust's other feeder fund, which is the predecessor of the recently organized Government Trust. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust's predecessor for each of the past ten calendar years. The annual program fees payable by WCMA program subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust's predecessor, which are the same as those of the Fund's Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust's predecessor. If the other expenses of the Fund's Class 3 and Class 4 shares, which are expected to be higher than those of the Trust's predecessor, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund's Class 1 and Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust's predecessor, returns would be less than those shown.

                                How the Trust's predecessor performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

                                [CHART OMITTED]

3.44%   2.79%   3.65%   5.46%   4.99%  5.11%   5.00%   4.53%   5.64%   3.56%
1992    1993    1994    1995    1996   1997    1998    1999    2000    2001

                                During the ten-year period shown in the bar chart, the highest return for a quarter was 1.48% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.53% (quarter ended December 31, 2001). The year-to-date return of the Government Trust's predecessor as of September 30, 2002 was .___%.



                             WCMA GOVERNMENT FUND

[KEY FACTS ICON]                FEES AND EXPENSES FOR WCMA GOVERNMENT FUND
                                ------------------------------------------------

                                The Government Fund offers four share classes. Although your money will be invested in the same portfolio of securities no matter which share class you buy, the associated fees and expenses vary by class. The class you are eligible to own is determined monthly based on the magnitude of your business relationship with Merrill Lynch. Your Merrill Lynch Financial Advisor can help you determine which class you are currently eligible to own.

UNDERSTANDING EXPENSES          The table below shows the fees and expenses
                                associated with each share class of the
                                Government Fund. Fees and expenses may change in the future.


Fund investors pay various
fees and expenses, either
directly or indirectly. Listed  Shareholder Fees (fees
below are some of the main      paid directly by the
types of expenses that the      shareholder):(a)      Class 1  Class 2  Class 3  Class 4
fund may charge:                ----------------------------------------------------------
                                Maximum Annual
                                Account Fee(b)          $300    $300     $300    $300
Expenses paid indirectly by     ----------------------------------------------------------
the shareholder:                Annual Fund Operating
                                Expenses (expenses
Annual Fund Operating Expenses  that are deducted
-- expenses that cover the      from Fund assets):(c)
costs of operating the          ----------------------------------------------------------
Government Fund.                   Management Fee(d)     .17%   .17%     .17%     .17%
                                ----------------------------------------------------------
Management Fee -- a fee paid       Distribution
to the Manager for managing        and/or Service
the Government Trust.              (12b-1) Fees(e)      1.00%   .68%     .38%(f)  .38%(f)
                                ----------------------------------------------------------
Distribution Fees -- fees used     Other Expenses
to support the Government          (including
Fund's marketing and               transfer agency
distribution efforts, such as      and administrative
advertising, promotion and         fees)(g)(h)           .31%   .31%     .31%     .31%
compensating financial          ----------------------------------------------------------
advisors and others for         Total Annual Fund
shareholder services.           Operating Expenses      1.48%  1.16%     .86%     .86%
                                ----------------------------------------------------------
Administrative Fee -- a fee     Fee Waiver and/or
paid to Fund Asset Management   Expense Reimbursement    --     .20%(i)  .26%(i)  .26%(i)
for providing administrative    ----------------------------------------------------------
services to the Fund.           Net Expenses            1.48%   .96%     .60%(j)  .60%(j)
                                ----------------------------------------------------------


                                (a) Each new participant account is eligible
                                   to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date (see below). Thereafter, the share class you are eligible to purchase or hold will be determined based on your service level tier within the WCMA program on each valuation date, which normally will be the last Friday of each month. If on each monthly valuation date, your WCMA business relationship has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Government Fund share class that you are then eligible to own at the close of business on the monthly conversion date, which is the last business day of the month, at net asset value and without imposition of any additional transaction charge. See "Your Account --
                                   WCMA Multiple Class Structure" -- page 30 and "Your Account -- How to Buy, Sell and Transfer Shares" -- page 33.
                                (b) Merrill Lynch charges this annual program
                                   fee to WCMA subscribers.
                                (c) Fees and expenses shown in the table and
                                   the example that follows include both the expenses of the Fund and the Fund's share of expenses of the Government Trust.
                                (d) Paid by the Trust. See "Management of the
                                   Funds -- Fund Asset Management" -- page 38 and "Management of the Funds -- Management and Advisory Arrangements -- Management
                                   Fee" -- page 25 of the Statement of
                                   Additional Information.
                                (e) The Fund calls the "Service Fee" an
                                   "Account Maintenance Fee." Account
                                   Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
                                (f) The Fund is authorized to pay Merrill
                                   Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.
                                (g) Based on estimated amounts for the current
                                   fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
                                (h) Includes administrative fees, which are
                                   payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund's average daily net assets.
                                (i) With respect to Class 2, Class 3 and Class
                                   4 shares, the Manager and Merrill Lynch
                                   have entered into a contractual arrangement to ensure that expenses incurred by the Fund's Class 2, Class 3 and Class 4 shares will not exceed .96%, .60% and .60%, respectively. This limitation includes distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable.
                                (j) The net total operating expenses reflect
                                   expenses actually incurred during the most recent fiscal year of the Trust's predecessor, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.


                             WCMA GOVERNMENT FUND

                                Example:

                                This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other money market funds.

                                This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Class 1  Class 2  Class 3  Class 4
                                -----------------------------------------------
                                One Year      $151      $ 98     $ 61    $ 61
                                -----------------------------------------------
                                Three Years   $468      $349*    $247*   $247*
                                -----------------------------------------------
                                  * These expenses do not reflect the
                                    continuation of the contractual arrangement to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Government Fund. This arrangement has a one-year term and is renewable.

                                This example does not take into account the annual program fee charged by Merrill Lynch to participants in the WCMA program. See the WCMA account agreement and program description booklet for details.




                             WCMA GOVERNMENT FUND

[KEY FACTS ICON]

                                HOW THE WCMA GOVERNMENT FUND INVESTS
                                ------------------------------------------------

ABOUT THE WCMA GOVERNMENT FUND  The Government Fund seeks preservation of
PORTFOLIO MANAGER               capital, current income and liquidity. The
                                Fund tries to achieve its goals by investing
John Ng is the portfolio        in a diversified portfolio of short term
manager and Vice President of   marketable securities that are direct U.S.
the Fund. Mr. Ng has been a     Government obligations. The Fund also enters
Vice President of MLIM since    into repurchase agreements with banks and
1998 and has been employed by   securities dealers that involve direct
MLIM since 1976.                obligations of the U.S. Government.

                                In seeking to achieve the Government Fund's objectives, management varies the kinds of short term U.S. Government securities held in the Fund's portfolio as well as its average maturity. Fund management decides on which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

                                Among the short term U.S. Government securities the Fund may buy are:

                                  o  U.S. Treasury obligations.

                                  o U.S. Government agency securities that are backed by the full faith and credit of the United States.

                                  o  Variable rate U.S. Government agency
                                     obligations, which have interest rates
                                     that reset periodically prior to maturity based on a specific index or interest rate.

                                  o  Deposit receipts, which represent
                                     interests in component parts of U.S.
                                     Treasury bonds or other U.S. Government
                                     or U.S. Government agency securities.

                                The Government Fund may invest in short term
                                U.S. Government securities with maturities of up to 762 days (25 months). The Fund's dollar-weighted average maturity will not exceed 90 days. Short term U.S. Government securities have little credit risk.

                                The Fund also may enter into repurchase
                                agreements involving U.S. Government
                                securities described above. The Fund also may invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

                                The Fund may buy and sell U.S. Government securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

                                The Fund may not invest in securities that are issued or guaranteed by U.S. Government entities, but not backed by the full faith and credit of the United States.



                             WCMA GOVERNMENT FUND

[KEY FACTS ICON]                WCMA TAX-EXEMPT FUND AT A GLANCE
                                ------------------------------------------------

                                What are the Tax-Exempt Fund's investment objectives?

Liquidity -- the ease with      The Tax-Exempt Fund's investment objectives
which a security can be         are to seek current income exempt from Federal
traded.  Securities that        income tax, preservation of capital and
are less liquid have            liquidity available from investing in a
fewer potential buyers          diversified portfolio of short term high
and, as a consequence,          quality tax-exempt money market securities.
greater volatility.

                                What are the Tax-Exempt Fund's main investment strategies?

                                The Tax-Exempt Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio of Master Tax-Exempt Trust (the "Tax-Exempt Trust"), which has the same investment objectives as the Fund. All investments will be made at the Tax-Exempt Trust level. This structure is sometimes called a "master/feeder" structure. The Tax-Exempt Fund's investment results will correspond directly to the investment results of the Tax-Exempt Trust in which it invests. For simplicity, this prospectus uses the term "Fund," with respect to the Tax-Exempt Fund, to include the Tax-Exempt Trust.

Short Term Tax-Exempt           The Tax-Exempt Fund intends to achieve its
Securities -- securities        goals by investing in a diversified portfolio
that mature or reset to a       of short term tax-exempt securities. These
new interest rate within        securities consist principally of tax-exempt
397 days (13 months) and        notes and commercial paper, short term
that pay interest exempt        tax-exempt bonds, tax-exempt variable rate
from Federal income tax.        demand obligations and short term tax-exempt
                                derivatives. Certain short term tax-exempt
Maturity -- the time at         securities have maturities that are longer
which the principal             than 397 days, but give the Fund the right to
amount of a bond is             demand payment from a financial institution
scheduled to be returned        within that period. The Fund treats these
to investors.                   securities as having a maturity of 397 days or
                                less. The Fund's dollar-weighted average maturity will not exceed 90 days.

                                The Tax-Exempt Fund only invests in short term tax-exempt securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated securities which, in the opinion of Fund management, are of similar quality. Certain short term tax-exempt securities are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

                                The Tax-Exempt Fund does not presently intend to invest more than 25% of its total assets in short term tax-exempt securities of issuers located in the same state.

                                Fund management determines which securities to
Yield-- the income              buy based on its assessment of relative values
generated by an                 of different securities and future interest
investment in the Fund.         rates. Fund management seeks to improve the
                                Tax-Exempt Fund's yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. The Fund cannot guarantee that it will achieve its objectives.



                             WCMA TAX-EXEMPT FUND

                                What are the main risks of investing in the Tax-Exempt Fund?

                                An investment in the Tax-Exempt Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                Who should invest?

                                Shares of the Tax-Exempt Fund are offered to participants in the WCMA program.

                                The Tax-Exempt Fund may be an appropriate investment for you if you:

                                o  Are looking for preservation of capital

                                o  Are investing with short term goals in
                                   mind, such as for cash reserves, and want to focus on short term securities

                                o  Are looking for liquidity and current
                                   income that is exempt from Federal income tax


                             WCMA TAX-EXEMPT FUND

[KEY FACTS ICON]                RISK/RETURN BAR CHART FOR WCMA TAX-EXEMPT FUND
                                ------------------------------------------------

                                The Tax-Exempt Fund recently commenced
                                operations and does not have a performance record. The Fund, however, will be a feeder fund of the Tax-Exempt Trust. The Fund and the Trust's other feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

                                The bar chart below is based upon performance of the Tax-Exempt Trust's other feeder fund, which is the predecessor of the recently organized Tax-Exempt Trust. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust's predecessor for each of the past ten calendar years. The annual program fees payable by WCMA program subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust's predecessor, which are the same as those of the Fund's Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust's predecessor. If the other expenses of the Fund's Class 3 and Class 4 shares, which are expected to be higher than those of the Trust's predecessor, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund's Class 1 and Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust's predecessor, returns would be less than those shown.

                                How the Trust's predecessor performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

                                [CHART OMITTED]

2.60%   1.97%   2.40%   3.39%   3.03%  3.16%   2.98%   2.75%   3.58%   2.25%
1992    1993    1994    1995    1996   1997    1998    1999    2000    2001

                                During the ten-year period shown in the bar chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.36% (quarter ended December 31, 2001). The year-to-date return of the Tax-Exempt Trust's predecessor as of September 30, 2002 was 0.___%.




                             WCMA TAX-EXEMPT FUND

                                FEES AND EXPENSES FOR WCMA TAX-EXEMPT FUND
                                ------------------------------------------------

UNDERSTANDING EXPENSES          The Tax-Exempt Fund offers four share classes.
                                Although your money will be invested in the
Fund investors pay various      same portfolio of securities no matter which
fees and expenses, either       share class you buy, the associated fees and
directly or indirectly. Listed  expenses vary by class. The class you are
below are some of the main      eligible to own is determined monthly based on
types of expenses that the      the magnitude of your business relationship
Fund may charge:                with Merrill Lynch. Your Merrill Lynch
                                Financial Advisor can help you determine which
Expenses paid indirectly        class you are currently eligible to own.
by the shareholder:
                                The table below shows the fees and expenses
Annual Fund Operating Expenses  associated with each share class of the
-- expenses that cover the      Tax-Exempt Fund. Fees and expenses may change
costs of operating the          in the future.
Tax-Exempt Fund.


                                Shareholder Fees (fees
Management Fee -- a fee paid    paid directly by the
to the Manager for managing     shareholder):(a)      Class 1  Class 2  Class 3  Class 4
the Tax-Exempt Trust.           ----------------------------------------------------------
Distribution Fees -- fees used  Maximum Annual
to support the Tax-Exempt       Account Fee(b)          $300    $300     $300    $300
Fund's marketing and            ----------------------------------------------------------
distribution efforts, such as   Annual Fund Operating
advertising, promotion and      Expenses (expenses
compensating Financial          that are deducted
Advisors and others for         from Fund assets):(c)
shareholder services.           ----------------------------------------------------------
                                   Management Fee(d)     .13%   .13%     .13%     .13%
Administrative Fee -- a fee     ----------------------------------------------------------
paid to Fund Asset Management      Distribution
for providing administrative       and/or Service
services to the Fund.              (12b-1) Fees(e)      1.00%   .68%     .38%(f)  .38%(f)
                                ----------------------------------------------------------
                                   Other Expenses
                                   (including
                                   transfer agency
                                   and administrative
                                   fees)(g)(h)           .30%   .30%     .30%     .30%
                                ----------------------------------------------------------
                                Total Annual Fund
                                Operating Expenses      1.43%  1.11%     .81%     .81%
                                ----------------------------------------------------------
                                Fee Waiver and/or
                                Reimbursement Expense    --     .20%(i)  .26%(i)  .26%(i)
                                ----------------------------------------------------------
                                Net Expenses            1.43%   .91%     .55%(j)  .55%(j)
                                ----------------------------------------------------------

                                (a) Each new participant account is eligible
                                   to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date (see below). Thereafter, the share class you are eligible to purchase or hold will be determined based on your service level tier within the WCMA program on each valuation date, which normally will be the last Friday of each month. If on each monthly valuation date, your WCMA business relationship has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Tax-Exempt Fund share class that you are then eligible to own at the close of business on the monthly conversion date, which is the last business day of the month, at net asset value and without imposition of any additional transaction charge, to the class of shares of the Fund for which you are then eligible. See "Your Account -- WCMA
                                   Multiple Class Structure" -- page 30 and
                                   "Your Account -- How to Buy, Sell and
                                   Transfer Shares" -- page 33.
                                (b) Merrill Lynch charges this annual program
                                   fee to WCMA subscribers.
                                (c) Fees and expenses shown in the table and
                                   the example that follows include both the expenses of the Fund and the Fund's share of expenses of the Tax-Exempt Trust.
                                (d) Paid by the Trust. See "Management of the
                                   Funds -- Fund Asset Management" -- page 38 and "Management of the Funds -- Management and Advisory Arrangements -- Management
                                   Fee" -- page 25 of the Statement of
                                   Additional Information.
                                (e) The Fund calls the "Service Fee" an
                                   "Account Maintenance Fee." Account
                                   Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
                                (f) The Fund is authorized to pay Merrill
                                   Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.
                                (g) Based on estimated amounts for the current
                                   fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
                                (h) Includes administrative fees, which are
                                   payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund's average daily net assets.
                                (i) With respect to Class 2, Class 3 and Class
                                   4 shares, the Manager and Merrill Lynch
                                   have entered into a contractual arrangement to ensure that expenses incurred by the Fund's Class 2, Class 3 and Class 4 shares will not exceed .91%, .55% and .55%, respectively. This limitation includes distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable.
                                (j) The net total operating expenses reflect
                                   expenses actually incurred during the most recent fiscal year of the Trust's predecessor, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.



                             WCMA TAX-EXEMPT FUND

[KEY FACTS ICON]                Example:

                                This example is intended to help you compare the cost of investing in the Tax-Exempt Fund with the cost of investing in other money market funds.

                                This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Class 1  Class 2  Class 3  Class 4
                                -----------------------------------------------
                                One Year      $146      $ 93     $ 56    $ 56
                                -----------------------------------------------
                                Three Years   $452      $333*    $232*   $232*
                                -----------------------------------------------
                                  * These expenses do not reflect the
                                    continuation of the contractual
                                    arrangement to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Tax-Exempt Fund. This arrangement has a one-year term and is renewable.

                                This example does not take into account the annual program fee charged by Merrill Lynch to participants in the WCMA program. See the WCMA account agreement and program description booklet for details.




                             WCMA TAX-EXEMPT FUND

                                HOW THE WCMA TAX-EXEMPT FUND INVESTS
                                ------------------------------------------------

                                The Tax-Exempt Fund seeks current income
ABOUT THE WCMA TAX-EXEMPT FUND  exempt from Federal income tax, preservation
PORTFOLIO MANAGER               of capital and liquidity. The Fund tries to
                                achieve its goals by investing in a
Peter J. Hayes is the           diversified portfolio of short term tax-exempt
portfolio manager of the        securities.
Tax-Exempt Fund. Mr. Hayes has
been a First Vice President of  These securities mature or reset to a new
MLIM since 1997, was a Vice     interest rate within 13 months. Certain short
President of MLIM from 1988 to  term tax-exempt securities have maturities
1997 and has been employed by   longer than 13 months, but give the Fund the
MLIM since 1987.                right to demand payment from a financial
                                institution within that period. The Fund treats these securities as having a maturity of 13 months or less. The Fund's dollar-weighted average maturity will not exceed 90 days.

                                The Fund only invests in short term tax-exempt securities having one of the two highest ratings from a nationally recognized rating agency or unrated securities which, in the opinion of Fund management, are of similar credit quality. Certain short term tax-exempt securities are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

                                Management of the Fund will seek to keep its assets fully invested to maximize the yield on the Fund's portfolio. There may be times, however, when the Fund has uninvested cash, which will reduce its yield.

                                Fund management will vary the types of short term tax-exempt securities in the Fund's portfolio, as well as its average maturity. Fund management decides which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between similar kinds of securities.

                                The Tax-Exempt Fund does not presently intend to invest more than 25% of its assets in short term tax-exempt securities of issuers located in the same state.

Illiquid Securities --          The Fund may invest up to 10% of its assets in
securities that cannot be       illiquid securities.
resold within seven days under
normal circumstances at prices  The Tax-Exempt Fund will not invest in taxable
approximating carrying value    securities, except that certain tax-exempt
or that have legal or           bonds, known as "private activity bonds," may
contractual restrictions on     subject certain investors to a Federal
resale.                         alternative minimum tax. Distributions of
                                tax-exempt income from the Fund may be subject to state and local income taxes. Distributions of capital gains, if any, will generally be subject to Federal and state (and local, if applicable) income taxes.



                             WCMA TAX-EXEMPT FUND

                                Among the short term tax-exempt securities the Tax-Exempt Fund may buy are:

                                Tax-Exempt Notes -- short term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

                                Tax-Exempt Commercial Paper -- short term unsecured promissory notes used to finance general short term credit needs.

                                Tax-Exempt Bonds -- long term debt obligations that pay interest exempt from Federal income tax. The Tax-Exempt Fund will only invest in long term debt obligations that have remaining maturities of 397 days or less or that the Fund has a contractual right to sell (put) periodically or on demand within that time.

                                Variable Rate Demand Obligations -- floating rate securities that combine an interest in a long term tax-exempt bond with a right to demand payment periodically or on notice. The Tax-Exempt Fund also may buy a participation interest in a variable rate demand obligation owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the obligation. The Fund will not invest more than 20% of its total assets in participation interests in variable rate demand obligations.

                                Short Term Tax-Exempt Derivatives -- a variety of securities that generally represent the Fund's ownership interest in one or more tax-exempt bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying tax-exempt bonds is "passed through" the trust or partnership to the Tax-Exempt Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating money market interest rate.

                                Municipal Lease Obligations -- participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement backed by the municipal issuer's promise to budget for and appropriate funds to make payments due under the lease.

                                When Issued and Delayed Delivery Securities -- The Tax-Exempt Fund may buy or sell short term tax-exempt securities on a when issued or delayed delivery basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

                                The Tax-Exempt Fund's portfolio represents a significant percentage of the market in short term tax-exempt securities. A shortage of available high quality short term tax-exempt securities will affect the yield on the Fund's portfolio. The Tax-Exempt Fund may suspend or limit sales of shares if, due to such a shortage, the sale of additional shares would not be in the best interest of the Fund's shareholders.



                             WCMA TAX-EXEMPT FUND

                                WCMA TREASURY FUND AT A GLANCE
                                ------------------------------------------------

Liquidity -- the ease with      What are the Treasury Fund's investment
which a security can be         objectives?
traded. Securities that are
less liquid have fewer          The Treasury Fund's investment objectives are
potential buyers and, as a      to seek preservation of capital, liquidity and
consequence, greater            current income available from investing
volatility.                     exclusively in a diversified portfolio of
                                short term direct obligations of the U.S.
Direct Obligations of the U.S.  Treasury with remaining maturities of 25
Treasury -- securities issued   months or less.
directly by the U.S. Treasury
rather than by any government   What are the Treasury Fund's main investment
agency or instrumentality.      strategies?

                                The Treasury Fund is a "feeder" fund that invests all of its assets in a corresponding "master" portfolio of Master Treasury Trust (the "Treasury Trust"), which has the same investment objectives as the Treasury Fund. All investments will be made at the Treasury Trust level. This structure is sometimes called a "master/feeder" structure. The Treasury Fund's investment results will correspond directly to the investment results of the Treasury Trust in which it invests. For simplicity, this prospectus uses the term "Fund," with respect to the Treasury Fund, to include the Treasury Trust.

Short Term U.S. Treasury        The Treasury Fund tries to achieve its
Securities -- securities with   objectives by investing exclusively in a
maturities of not more than     diversified portfolio made up only of short
762 days (25 months) that are   term U.S. Treasury securities. Direct
issued directly by the U.S.     obligations of the U.S. Treasury have little
Treasury rather than by any     credit risk. Treasury Fund management decides
U.S. Government agency or       on which U.S. Treasury securities to buy and
instrumentality and are         sell based on its assessment of their relative
supported by the full faith     values and future interest rates. The Fund's
and credit of the United        dollar-weighted average maturity will not
States.                         exceed 90 days. The Fund cannot guarantee that
                                it will achieve its objectives.
Maturity -- the time at which
the principal amount of a bond What are the main risks of investing in the is scheduled to be returned to Treasury Fund?
investors.
                                An investment in the Treasury Fund is not insured or guaranteed by the Federal Deposit
                                Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                Who should invest?

                                Shares of the Treasury Fund are offered to participants in the WCMA program.

                                The Treasury Fund may be an appropriate
                                investment for you if you:

                                  o Are investing with short term goals in
                                    mind, such as for cash reserves, and want to focus on U.S. Treasury securities

                                  o Are looking for preservation of capital

                                  o Are looking for current income and
                                    liquidity


                              WCMA TREASURY FUND

[KEY FACTS ICON]                RISK/RETURN BAR CHART FOR WCMA TREASURY FUND
                                ------------------------------------------------

                                The Treasury Fund recently commenced
                                operations and does not have a performance record. The Fund, however, will be a feeder fund of the Treasury Trust. The Fund and the Trust's other feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

                                The bar chart below is based upon performance of the Treasury Trust's other feeder fund, which is the predecessor of the recently organized Treasury Trust. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust's predecessor for each of the past ten calendar years. The annual program fees payable by WCMA program subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust's predecessor, which are the same as those of the Fund's Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust's predecessor. If the other expenses of the Fund's Class 3 and Class 4 shares, which are expected to be higher than those of the Trust's predecessor, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund's Class 1 and Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust's predecessor, returns would be less than those shown.

                                How the Trust's predecessor performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

                                [CHART OMITTED]

3.25%   2.62%   3.51%   5.25%   4.78%   4.84%   4.74%   4.22%   5.38%   3.48%
1992    1993    1994    1995    1996    1997    1998    1999    2000    2001

                                During the ten-year period shown in the bar chart, the highest return for a quarter was 1.40% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.48% (quarter ended December 31, 2001). The year-to-date return of the Treasury Trust's predecessor as of September 30, 2002 was .___%.


                              WCMA TREASURY FUND

UNDERSTANDING EXPENSES          FEES AND EXPENSES FOR WCMA TREASURY FUND
                                ------------------------------------------------

Fund investors pay various      The Treasury Fund offers four different share
fees and expenses, either       classes. Although your money will be invested
directly or indirectly. Listed  in the same portfolio of securities no matter
below are some of the main      which share class you buy, the associated fees
types of expenses that the      and expenses vary by class. The class you are
Fund may charge:                eligible to own is determined monthly based on
                                the magnitude of your business relationship
Expenses paid indirectly by     with Merrill Lynch. Your Merrill Lynch
the shareholder:                Financial Advisor can help you determine which
                                class you are currently eligible to own.
Annual Fund Operating
Expenses-- expenses that cover  The table below shows the fees and expenses
the costs of operating the      associated with each share class of the
Treasury Fund.                  Treasury Fund. Fees and expenses may change in
                                the future.


                                Shareholder Fees (fees
Management Fee -- a fee paid    paid directly by the
to the Manager for managing     shareholder):(a)      Class 1  Class 2  Class 3  Class 4
the Treasury Trust.             ----------------------------------------------------------
Distribution Fees -- fees used  Maximum Annual
to support the Treasury Fund's  Account Fee(b)          $300    $300     $300    $300
marketing and distribution      ----------------------------------------------------------
efforts, such as advertising,   Annual Fund Operating
promotion and compensating      Expenses (expenses
Financial Advisors and others   that are deducted
for shareholder services.       from Fund assets):(c)
                                ----------------------------------------------------------
Administrative Fee -- a fee        Management Fee(d)     .18%   .18%     .18%     .18%
paid to Fund Asset Management   ----------------------------------------------------------
for providing administrative       Distribution
services to the Fund.              and/or Service
                                   (12b-1) Fees(e)      1.00%   .68%     .38%(f)  .38%(f)
                                ----------------------------------------------------------
                                   Other Expenses
                                   (including
                                   transfer agency
                                   and administrative
                                   fees)(g)(h)           .31%   .31%     .31%     .31%
                                ----------------------------------------------------------
                                Total Annual Fund
                                Operating Expenses      1.49%  1.17%     .87%     .87%
                                ----------------------------------------------------------
                                Fee Waiver and/or
                                Expense Reimbursement    --     .20%(i)  .26%(i)  .26%(i)
                                ----------------------------------------------------------
                                Net Expenses            1.490%  .97%     .61%(j)  .61%(j)
                                ----------------------------------------------------------

                                (a) Each new participant account is eligible
                                   to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date (defined below).
                                   Thereafter, the share class you are
                                   eligible to purchase or hold will be
                                   determined based on your service level tier within the WCMA program on each valuation date, which normally will be the last
                                   Friday of each month. If on each monthly valuation date, your WCMA business relationship has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Treasury Fund share class that you are then eligible to own at the close of business on the monthly conversion date, which is the last business day of the month, at net asset value and without imposition of any additional transaction charge. See "WCMA Multiple Class Structure" -- page 30 and "Your Account -- How to Buy, Sell and Transfer Shares"-- page 33.
                                (b) Merrill Lynch charges this annual program
                                   fee to WCMA subscribers.
                                (c) Fees and expenses shown in the table and
                                   the example that follows include both the expenses of the Fund and the Fund's share of expenses of the Treasury Trust.
                                (d) Paid by the Trust. See "Management of the
                                   Funds -- Fund Asset Management" -- page 38 and "Management of the Funds -- Management and Advisory Arrangements -- Management
                                   Fee" -- page 25 of the Statement of
                                   Additional Information.
                                (e) The Fund calls the "Service Fee" an
                                   "Account Maintenance Fee." Account
                                   Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
                                (f) The Fund is authorized to pay Merrill
                                   Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.
                                (g) Based on estimated amounts for the current
                                   fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
                                (h) Includes administrative fees, which are
                                   payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund's average daily net assets.
                                (i) With respect to Class 2, Class 3 and Class
                                   4 shares, the Manager and Merrill Lynch
                                   have entered into a contractual arrangement to ensure that expenses incurred by the Fund's Class 2, Class 3 and Class 4 shares will not exceed .97%, .61% and .61%, respectively. This limitation includes distribution and/or service (12b-1) fees. This arrangement has a one-year term and is renewable.
                                (j) The net total operating expenses reflect
                                   expenses actually incurred during the most recent fiscal year of the Trust's predecessor, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect.


                              WCMA TREASURY FUND

[KEY FACTS ICON]                Example:

                                This example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other money market funds.

                                This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             Class 1  Class 2  Class 3  Class 4
                                -----------------------------------------------
                                One Year      $152      $ 99    $ 62     $ 62
                                -----------------------------------------------
                                Three Years   $471      $352*   $250*    $250*
                                -----------------------------------------------
                                  * These expenses do not reflect the
                                    continuation of the contractual
                                    arrangement to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Treasury Fund. This arrangement has a one-year term and is renewable.

                                This example does not take into account the annual program fee charged by Merrill Lynch to participants in the WCMA program. See the WCMA account agreement and program description booklet for details.



                              WCMA TREASURY FUND

                              HOW THE WCMA TREASURY FUND INVESTS
                              --------------------------------------------------

ABOUT THE WCMA TREASURY       The Treasury Fund seeks preservation of capital,
FUND PORTFOLIO MANAGER        liquidity and current income.  The Fund tries to
                              achieve its goals by investing exclusively in a
                              diversified portfolio of short term marketable
Jacqueline Rogers is the      securities that are direct obligations of the U.S.
portfolio manager of the      Treasury.
Fund.  Ms. Rogers has
been a Vice President of
MLIM since 1985 and has
been employed by MLIM
since 1982.
                              The Fund may invest in short term U.S. Treasury securities with maturities of up to 762 days (25 months). The Fund's dollar-weighted average maturity will not exceed 90 days. Short term
                              U.S. Treasury securities have little credit risk.

                              In seeking to achieve the Treasury Fund's objectives, management varies the kinds of short term U.S. Treasury securities held in the Fund's portfolio and its average maturity. Fund management decides on which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates.

                              The Fund may buy or sell U.S. Treasury
                              securities on a when issued, delayed delivery or a forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than the purchase or sale price.

                              YIELD INFORMATION
                              --------------------------------------------------

Yield-- the amount of income  The yield on a Fund's shares normally will
generated by an investment    fluctuate on a daily basis.  Therefore, yields for
in the Fund.                  any given past periods are not an indication or
                              representation of future yields. Each Fund's yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the current
                              7-day yield of a Fund, call 1-800-221-7210.




                      WCMA TREASURY FUND AND WCMA FUNDS

[DETAILS ABOUT THE FUNDS
ICON]
                              INVESTMENT RISKS
                              --------------------------------------------------

                              This section contains a summary discussion of the general risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.

                              Credit Risk -- Credit risk is the risk
                              that the issuer of a security owned by a Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Funds invest only in money market securities of highly rated issuers, those issuers still may default on their obligations.

                              Selection Risk -- Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

                              Interest Rate Risk -- Interest rate risk is the risk that prices of money market securities owned by a Fund generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

                              Share Reduction Risk-- In order to maintain a constant net asset value of $1.00 per share, a Fund may reduce the number of shares held by its shareholders.

                              Borrowing Risk-- A Fund may borrow only for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing money may reduce a Fund's return.

                              When Issued Securities, Delayed Delivery
                              Securities and Forward Commitments -- When issued and delayed delivery securities and forward commitments involve the risk that the security that a Fund buys will lose value prior to its delivery to the Fund. There is also the risk that the security will not be issued or that the other party will not meet its obligation, in which case a Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price.




                                  WCMA FUNDS

[DETAILS ABOUT THE FUNDS      Repurchase Agreements; Purchase and Sale Contracts
ICON]                         -- Money Fund and Government Fund may enter into
                              certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security
                              (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates a Fund from changes in the market value of the security during the period, except for currency fluctuations. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, a Fund may lose money.

                              Additional Risks of WCMA Money Fund

                              Securities Lending Risk -- The Money Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund also could lose money if it does not recover the securities and/or the value of the collateral falls including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

                              Reverse Repurchase Agreement -- The Money Fund may enter into reverse repurchase agreements with financial institutions. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover its securities and the value of the collateral held by the Fund is less than the value of the securities. These events could trigger adverse tax consequences to the Fund.

                              Foreign Market Risk -- The Money Fund may invest in U.S. dollar denominated money market instruments and other short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

                              Additional Risks of WCMA Tax-Exempt Fund

                              Variable Rate Demand Obligations and Municipal Derivatives -- When the Fund invests in variable rate demand obligations or short term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short term municipal securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.


                                  WCMA FUNDS

                              Short Term Municipal Derivatives -- Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

                              Municipal Lease Obligations -- In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but it is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for the payment of the lease obligation, the leased obligation is secured by the leased property. It may be difficult, however, to sell the property and the proceeds of sale might not cover the Fund's loss.

                              Illiquid Securities -- If the Fund buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a price below current value.

                              STATEMENT OF ADDITIONAL INFORMATION
                              --------------------------------------------------

                              If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.



                                  WCMA FUNDS

                              WCMA MULTIPLE CLASS STRUCTURE
                              --------------------------------------------------

                              Each Fund offers four share classes, each with its own ongoing fees, expenses and other features. Each share class represents an ownership interest in the corresponding investment portfolio of a Fund.

                              Investors must be eligible to own a particular class of shares. Each new participant account is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date (defined below). Thereafter, the share class that an investor will be eligible to purchase or hold will be determined based on the investor's service level tier within the WCMA program on each valuation date, which normally will be the last Friday of each month. The various tiers provide participants in the WCMA program with different types of financial services based on the magnitude of the investor's business relationship with Merrill Lynch. An investor's business relationship is currently determined by Merrill Lynch based on the average weekly asset balance of cash, money funds, available margin and maximum committed loan amounts held in the investor's WCMA account, together with certain other factors, at the valuation date. If you want more information about the WCMA program and tier qualification, please review the WCMA account agreement and program description booklet. Your Merrill Lynch Financial Advisor can help you determine the WCMA program tier for which you qualify and the share class that you are currently eligible to own.

                              On each monthly valuation date, your WCMA business relationship will be reviewed to determine which class of shares of the Funds you are then eligible to own. If your business relationship has changed, and as a result you are entitled to hold a different share class than you currently own, Fund shares in your account will convert automatically to the class you are then eligible to own at the close of business on the next monthly conversion date, which is the last business day of such month. This automatic monthly conversion will be made at net asset value of the two classes on the valuation date, without imposition of any additional transaction charge or exchange fee, and will not be a taxable event for Federal income tax purposes. Beginning with the first day of each month you will hold the class of shares that you are then eligible to own for such month, and any new shares that you acquire during such month, whether through the automatic sweep feature, manual purchases or dividend reinvestment, will be shares of the new class until the next monthly conversion date. In addition, shares purchased through reinvestment of dividends on the class held before the valuation date also will convert automatically to the different share class. The conversion of shares may be modified for investors that participate in certain fee based programs as described in the WCMA account agreement and description booklet.

                              The Funds' shares are distributed by Merrill
                              Lynch, an affiliate of the Manager.


                                  WCMA FUNDS

            The tables below summarize the key features of the WCMA Funds' multiple class structure.

            For participants in the WCMA program who do not have either a commercial line of credit or a reducing revolver:


                                 Class 1         Class 2        Class 3        Class 4
            -----------------------------------------------------------------------------------
            Who Is Eligible to   Limited to      Limited to     Limited to     Limited to
            Own?*                tier 1          tier 2         tier 3         tier 4
                                 investors with  investors      investors      investors with
                                 a business      with a         with a         a business
                                 relationship    business       business       relationship
                                 determined to   relationship   relationship   determined to
                                 be $100,000 or  determined to  determined to  be greater
                                 less.           be greater     be greater     than $10
                                                 than $100,000  than $1        million.
                                                 to $1 million. million to
                                                                $10 million.
            -----------------------------------------------------------------------------------
            Automatic            Yes.  When      Yes.  When     Yes.  When     Yes.  When
            Conversion to        your business   your business  your business  your business
            Another Class of     relationship    relationship   relationship   relationship
            the Fund?            is determined   is determined  is determined  is determined
                                 to be greater   to be either   to be either   to be $10
                                 than $100,000.  greater than   greater than   million or
                                                 $1 million or  $10 million    less.
                                                 $100,000 or    or $1 million
                                                 less.          or less.
            -----------------------------------------------------------------------------------
            Account              0.25% Account   0.25% Account  0.25% Account  0.25% Account
            Maintenance and      Maintenance Fee Maintenance    Maintenance    Maintenance Fee
            Distribution Fees    0.75%           Fee            Fee            0.18%
                                 Distribution    0.43%          0.18%          Distribution
                                 Fee.            Distribution   Distribution   Fee.
                                                 Fee.           Fee.
            -----------------------------------------------------------------------------------

            * Each new participant account is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date.



                                  WCMA FUNDS

            For participants in the WCMA program who have either a commercial line of credit or a reducing revolver:


                             Class 1          Class 2          Class 3            Class 4
            -------------------------------------------------------------------------------------
            Who Is Eligible  Limited to       Limited to tier  Limited to         Not available.
            to Own?*         tier 1           2 investors      tier 3
                             investors with   with a business  investors with
                             a business       relationship     a business
                             relationship     determined to    relationship
                             determined to    be greater than  determined to
                             be $500,000 or   $500,000 to $10  be greater than
                             less.            million.         $10 million.
            -------------------------------------------------------------------------------------
            Automatic        Yes.  When your  Yes.  When your  Yes.  When your    Not available.
            Conversion to    business         business         business
            Another Class    relationship is  relationship is  relationship is
            of the Fund?     determined to    determined to    determined to
                             be greater than  be either        be $10 million
                             $500,000.        greater than     or less.
                                              $10 million or
                                              $500,000 or
                                              less.
            -------------------------------------------------------------------------------------
            Account          0.25% Account    0.25% Account    0.25% Account      Not available.
            Maintenance and  Maintenance Fee  Maintenance Fee  Maintenance Fee
            Distribution     0.75%            0.43%            0.18%
            Fees             Distribution     Distribution     Distribution
                             Fee.             Fee.             Fee.
            -------------------------------------------------------------------------------------

            * Each new participant account is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date.



                                  WCMA FUNDS

[YOUR ACCOUNT ICON]           Class 1, Class 2, Class 3 and Class 4 Shares

                              Each class pays differing distribution and account maintenance fees each year, as described in the chart above. The distribution and account maintenance fees are payable under distribution plans that each Fund has adopted under Rule 12b-1.

                              Merrill Lynch uses the money that it receives from the account maintenance and distribution fees to cover the costs of shareholder servicing, account maintenance, administration, marketing, advertising and compensating the Merrill Lynch Financial Advisor who assists you in purchasing Fund shares.

                              HOW TO BUY, SELL AND TRANSFER SHARES
                              --------------------------------------------------

                              The chart on the following pages summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision.

                              Because of the high costs of maintaining smaller shareholder accounts, each Fund may redeem the shares in your account if the net asset value of your account falls below $1,000 due to redemptions. You will be notified that the value of your account is less than $1,000 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $1,000 before such Fund takes any action.



                                  WCMA FUNDS

If You Want To   Your Choices        Information Important for You to Know
--------------------------------------------------------------------------------
Buy Shares       Determine the       Refer to the tables beginning on page 31.
                 share class that    Be sure to read this entire prospectus
                 you are eligible    carefully.
                 to own
                 ---------------------------------------------------------------
                 Determine the       If you are a WCMA program subscriber, there
                 amount of your      is no minimum initial investment for a
                 investment          Fund's shares, but the minimum for the WCMA
                                     program is $20,000 in cash and/or
                                     securities.
                 ---------------------------------------------------------------
                 Have cash balances  The delay with respect to automatic
                 from your account   investment of cash balances in your WCMA
                 automatically       account in shares of a designated Fund is
                 invested in shares  determined by your WCMA service level
                 of the Fund         tier. For further information regarding
                 designated as your  the timing of sweeps for each tier,
                 primary money       consult your Merrill Lynch Financial
                 account             Advisor or the WCMA account agreement and
                                     program booklet.
                 ---------------------------------------------------------------
                 Have your Merrill   If you are a WCMA program subscriber, you
                 Lynch Financial     may make manual investments of $1,000 or
                 Advisor submit      more in any WCMA Fund not designated as
                 your purchase       your primary money account.
                 order

                                     Generally, manual purchases placed
                                     through Merrill Lynch will be effective
                                     on the day following the day the order is placed, subject to certain timing considerations.

                                     Manual purchases of $500,000 or more can be made effective on the same day the order is placed provided certain requirements are met.

                                     Each Fund may reject any order to buy
                                     shares and may suspend the sale of shares at any time for any reason.

                                     Merrill Lynch reserves the right to
                                     terminate a subscriber's participation in the WCMA program at any time for any reason.

                                     When purchasing shares as a WCMA program
                                     subscriber, you will be subject to the
                                     applicable annual program participation
                                     fee. To receive all the services
                                     available as a WCMA program subscriber,
                                     you must complete the account opening
                                     process, including completing or
                                     supplying requested documentation.
--------------------------------------------------------------------------------
Add to Your      Purchase            The minimum investment for additional
Investment       additional shares   purchases (other than automatic purchases)
                                     is $1,000 for all accounts.
                 ---------------------------------------------------------------
                 Acquire additional  All dividends are automatically reinvested shares through the  in the form of additional shares at net automatic dividend  asset value.
                 reinvestment plan
--------------------------------------------------------------------------------


                                  WCMA FUNDS

If You Want To   Your Choices        Information Important for You to Know
--------------------------------------------------------------------------------
Transfer         Redeem shares and   If you no longer maintain an account at
Investment to    reinvest            Merrill Lynch, your shares will be
Another                              automatically redeemed.  Shareholders
Securities                           maintaining accounts with dealers other
Dealer                               than Merrill Lynch are not entitled to
                                     invest in the WCMA Funds or to the other
                                     services available to WCMA program
                                     subscribers.
--------------------------------------------------------------------------------
Sell Your        Automatic           Each Fund has instituted an automatic
Shares           redemption          redemption procedure for WCMA program
                                     subscribers who previously elected to
                                     have cash balances in their accounts
                                     automatically invested in shares of a
                                     designated WCMA Fund. For these
                                     subscribers, unless directed otherwise,
                                     Merrill Lynch will redeem a sufficient
                                     number of shares of the Fund to satisfy
                                     debit balances in the account created by
                                     (i) securities transactions therein, (ii)
                                     Visa(R) card purchases, cash advances or
                                     checks written against the Visa(R)
                                     account or (iii) electronic fund
                                     transfers or other debits. Each WCMA
                                     account will be scanned automatically for
                                     debits each business day prior to 12
                                     noon, Eastern time. After application of
                                     any cash balances in the account to these
                                     debits, shares of the Fund designated as
                                     the primary money account and, to the
                                     extent necessary, shares of other WCMA
                                     Funds or money accounts will be redeemed
                                     at net asset value at 12 noon, Eastern
                                     time, pricing to satisfy remaining
                                     debits.
               -----------------------------------------------------------------
                 Ask your Merrill    Merrill Lynch will satisfy requests for
                 Lynch Financial     cash by wiring cash to your bank account or
                 Advisor to arrange  arranging for your Merrill Lynch Financial
                 for cash to be      Advisor to provide you with a check.
                 made available to   Redemption requests should not be sent to
                 you                 the Fund or its Transfer Agent.  If
                                     inadvertently sent to the Fund or the
                                     Transfer Agent, redemption requests will
                                     be forwarded to Merrill Lynch. Any
                                     required shareholder signatures must be
                                     guaranteed (e.g., by a bank or a broker).
                                     Redemptions of Fund shares will be
                                     confirmed to WCMA program subscribers
                                     (rounded to the nearest share) in their
                                     monthly transaction statements.
--------------------------------------------------------------------------------



                                  WCMA FUNDS

[YOUR ACCOUNT ICON]           HOW SHARES ARE PRICED
                              --------------------------------------------------

Net Asset Value -- the        When you buy shares, you pay the net asset value
market value of the           (normally $1.00 per share) without a sales charge.
Fund's total assets after     The Money Fund, Government Fund and Treasury Fund
deducting liabilities,        use the "penny-rounding" method in calculating net
divided by the number of      asset value, meaning that the calculation is
shares outstanding.           rounded to the nearest whole cent. For the
                              Tax-Exempt Fund, net asset value is determined using the "amortized cost" method, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value at 12 noon Eastern time on each business day that either the New York
                              Stock Exchange or New York banks are open, immediately after the daily declaration of dividends. The net asset value used in determining your share price is the one calculated after your purchase or redemption order becomes effective.
                              Share purchase orders are effective on the date federal funds become available to the applicable
                              Fund.

                              DIVIDENDS AND TAXES
                              --------------------------------------------------

Dividends -- exempt income,   Dividends are declared and reinvested daily in the
ordinary income and capital   form of additional shares at net asset value. You
gains paid to                 will begin accruing dividends on the day following
shareholders. Dividends       the date your purchase becomes effective. In most
may be reinvested in          cases, shareholders will receive statements
additional Fund shares as     monthly as to such reinvestments. Shareholders
they are paid.                redeeming their holdings will receive all
                              dividends declared and reinvested through the date of redemption. The Money Fund, Government Fund and
                              Treasury Fund intend to make distributions, most of which will be taxed as ordinary income, although each Fund may distribute capital gains as well. The Tax-Exempt Fund intends to make distributions most of which will be excluded from gross income for Federal income tax purposes but may distribute taxable capital gains as well.

                              General

                              You will pay tax on ordinary income dividends from a Fund whether you receive them in cash or additional shares. If you redeem shares of a Fund or exchange them for shares of another fund, you generally will be treated as having sold your shares, and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

                              If the value of assets held by a Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends of ordinary income and capital gains, including dividends reinvested in additional shares of such an affected Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.



                                  WCMA FUNDS

                              If you are a foreign entity, a Fund's ordinary income dividends (which include distributions of the excess of net short term capital gains over long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

                              Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

                              By law, ordinary income dividends, capital gain dividends and redemption proceeds generally will be subject to a withholding tax if you have not provided a taxpayer identification number to the Fund in which you invest or the number is incorrect.

                              Tax-Exempt Fund

                              To the extent that the dividends distributed by the Tax-Exempt Fund are from municipal bond interest income, they are exempt from Federal income tax. Dividends received generally will be subject to state and, where applicable, local personal income tax. Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Tax-Exempt Fund's investments in private activity bonds. Generally, within 60 days after the end of the Tax-Exempt Fund's taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable, for Federal income tax purposes, as long term capital gains to you regardless of how long you have held your shares. The tax treatment of distributions from the Tax-Exempt Fund is the same whether you choose to receive distributions in cash or to have them reinvested in shares of the Tax-Exempt Fund.

                                             --------------------

                              This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in the Tax-Exempt Fund. It does not address the potential state and/or local income tax consequences of your investment and is not a substitute for personal tax advice. Consult your tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.



                                  WCMA FUNDS

[MANAGEMENT OF THE FUNDS]     FUND ASSET MANAGEMENT
                              --------------------------------------------------

                              Fund Asset Management, the Manager for Money
                              Trust, Government Trust, Tax-Exempt Trust and Treasury Trust (collectively, the "Trusts"), manages each Trust's investments and business operations under the overall supervision of each Trust's Board of Trustees. The Manager has the responsibility for making all investment decisions for each Trust. Each Trust pays the Manager a fee at the annual rate of 0.250% of that Trust's average daily net assets not exceeding $500 million; 0.175% of the average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.125% of the average daily net assets exceeding $1 billion. Each Fund pays Fund Asset Management an administrative fee at the annual rate of 0.25% of the average daily net assets of the respective Fund.

                              Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $475 billion in investment company and other portfolio assets under management as of July 2002.

                              MASTER/FEEDER STRUCTURE
                              --------------------------------------------------

                              Each of the Money Fund, Government Fund,
                              Tax-Exempt Fund and Treasury Fund is a "feeder" fund that invest its assets in Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust, respectively. Investors in a Fund will acquire an indirect interest in the corresponding Trust.

                              Each Trust may accept investments from other feeder funds, and all the feeders of a Trust bear the portfolio's expenses in proportion to their assets. This structure may enable a Fund to reduce costs through economies of scale. A larger investment portfolio also may reduce certain transaction costs to the extent that contributions to and redemptions from the master portfolio from different feeders may offset each other and produce a lower net cash flow.

                              However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to a Trust on more attractive terms, or could experience better performance, than another feeder.

                              Whenever a Trust holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the master portfolio.

                              A Fund may withdraw from a Trust at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.



                                  WCMA FUNDS

                                -------------------------
                               |                         |
                               |        POTENTIAL        |
                               |        INVESTORS        |
                               |     Open an account     |
                               |                         |
                                -------------------------
                                             |
                                             |
                                             |
                                            \|/
                                --------------------------
                               |      WCMA PROGRAM        |
                               |SUBSCRIBER'S MERRILL LYNCH|
                               |     FINANCIAL ADVISOR    |
                                --------------------------
                              | Advises shareholders on    |
                              |their WCMA Fund investments |
                              |                            |
                               ----------------------------
                                             |
                                             |
                                             |
                                            \|/
                                --------------------------      -----------------------------
                               |                          |    |                             |
                               |       DISTRIBUTOR        |    |        TRANSFER AGENT       |
                               |                          |    |                             |
                                --------------------------      -----------------------------
                              |   Merrill Lynch, Pierce,   |   |Financial Data Services, Inc.|
                              |Fenner & Smith Incorporated |   |   ADMINISTRATIVE OFFICES    |
                              | 4 World Financial Center   |   |  4800 Deer Lake Drive East  |
                              |  New York, New York 10281  |   |    Jacksonville, Florida    |
                              |                            |   |          32246-6484         |
                              |  Arranges for the sale of  |   |                             |
                              |        Fund shares         |   |        MAILING ADDRESS      |
                               ----------------------------    |        P.O. Box 45290       |
                                             |                 |    Jacksonville, Florida    |
                                             |                 |          32232-5289         |
                                             |                 |        1-800-221-7210       |
                                             |                 |                             |
                                             |                 | Performs recordkeeping and  |
                                             |                 |   and reporting services    |
                                             |                  -----------------------------
                                             |                    /
                                             |                   /
                                             |                  /
                                             |                 /
                                             |                /
  ---------------------                      |               /         ---------------------
 |      COUNSEL        |                     |              /         |      CUSTODIAN      |
  ---------------------                     \|/           \/_          ---------------------
| Sidley Austin Brown & |      ----------------------------          |   [TO BE PROVIDED BY  |
|       Wood LLP        |     |       THE WCMA FUNDS       |         |        AMENDMENT]     |
|  787 Seventh Avenue   |     |    The Board of Trustees   |         |                       |
|  New York, New York   |---->|      oversees each WCMA    |<--------| Holds the WCMA Funds' |
|      10019-6018       |     |       Fund and Trust.      |         |assets for safekeeping.|
|                       |      ----------------------------_          -----------------------
| Provides legal advice |      _            /|\           /\
|   to the WCMA Funds.  |      /\            |              \
 -----------------------      /              |               \
                             /               |                \
                            /                |                 \
            ---------------------            |                  \
           | INDEPENDENT AUDITORS|           |                   \
            ---------------------            |                    \
          |   [TO BE PROVIDED BY  |          |                     \
          |        AMENDMENT]     |          |                      \
          |                       |          |                       \
          |  Audits the financial |          |                        \
          |  statements of the    |          |                       -----------------------------
          |  WCMA Funds on behalf |          |                      |                             |
          |  of the shareholders. |          |                      |   MANAGER AND ADMINISTRATOR |
           -----------------------           |                      |                             |
                                             |                       -----------------------------
                                             |                      | Fund Asset Management, L.P. |
                                 --------------------------         |   ADMINISTRATIVE OFFICES    |
                                |       ACCOUNTING         |        |    800 Scudders Mill Road   |
                                |        SERVICES          |        |   Plainsboro, New Jersey    |
                                |        PROVIDER          |        |            08536            |
                                 --------------------------         |                             |
                               | State Street Bank & Trust  |       |        MAILING ADDRESS      |
                               |         Company            |       |        P.O. Box 9011        |
                               |   500 College Road East    |       |    Princeton, New Jersey    |
                               |Princeton, New Jersey 08540 |       |          08543-9011         |
                               |                            |       |                             |
                               |Provides certain accounting |       |       TELEPHONE NUMBER      |
                               |services to the WCMA Funds. |       |        1-800-MER-FUND       |
                                ----------------------------        |                             |
                                                                    |   Manages the WCMA Funds'   |
                                                                    |    day-to-day activities    |
                                                                     -----------------------------




                                  WCMA FUNDS

[FOR MORE INFORMATION ICON]             [MERRILL LYNCH INVESTMENT MANAGERS ICON]
Shareholder Reports                     Prospectus

Additional information about each       November ___, 2002
Fund's investments is available in
the Fund's annual and semi-annual
reports to shareholders. You may
obtain these reports at no cost by
calling 1-800-MER-FUND.

Each Fund will send you one copy of
each shareholder report and certain
other mailings, regardless of the
number of Fund accounts you have.
To receive separate shareholder         WCMA(R) Money Fund
reports for each account, call your     WCMA(R) Government Securities Fund
Merrill Lynch Financial Advisor, or     WCMA(R) Tax-Exempt Fund
write to the Transfer Agent at its      WCMA(R) Treasury Fund
mailing address. Include your name,
address, tax identification number
and Merrill Lynch brokerage or
mutual fund account number. If you
have any questions, please call
your Merrill Lynch Financial
Advisor or call the Transfer Agent
at 1-800-MER-FUND.

Statement of Additional Information

The Statement of Additional
Information contains further
information about each Fund and is
incorporated by reference (legally
considered to be part of this
Prospectus). You may request a free
copy by writing the Fund at
Financial Data Services, Inc., P.O.
Box 45289, Jacksonville, Florida        This Prospectus contains
32232-5289 or by calling                information you should know before
1-800-MER-FUND.                         investing, including information
                                        about risks. Please read it before
Contact your Merrill Lynch              you invest and keep it for future
Financial Advisor or contact the        reference.
Fund at the telephone number or
address indicated above, if you         The Securities and Exchange
have any questions.                     Commission has not approved or
                                        disapproved these securities or
Information about each Fund             passed upon the adequacy of this
(including the Statement of             Prospectus. Any representation to
Additional Information) can be          the contrary is a criminal offense.
reviewed and copied at the SEC's
Public Reference Room in                www.mlim.ml.com
Washington, D.C. Call
1-202-942-8090 for information on
the operation of the Public
Reference Room. This information is
also available on the SEC's
Internet site at http://www.sec.gov
and copies may be obtained, upon
payment of a duplicating fee, by
electronic request at the following
E-mail address: publicinfo@sec.gov,
or by writing the Public Reference
Section of the SEC, Washington,
D.C. 20549-0102.

You should rely only on the
information contained in this
Prospectus. No one is authorized to
provide you with information that
is different from the information
contained in this Prospectus.

Investment Company Act file
#811-[ ], 811-[ ], 811-[ ] and
811-[ ] Code #-11-02 (C)Fund
Asset Management, L.P.


                                  WCMA FUNDS

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                              SUBJECT TO COMPLETION
     PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 10, 2002
================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION

                               WCMA(R) Money Fund
                       WCMA(R) Government Securities Fund
                             WCMA(R) Tax-Exempt Fund
                              WCMA(R) Treasury Fund

   P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800

                           ---------------------------

        WCMA Money Fund (the "Money Fund"), WCMA Government Securities Fund (the "Government Fund"), WCMA Tax-Exempt Fund (the "Tax-Exempt Fund") and WCMA Treasury Fund (the "Treasury Fund") (collectively, the "Funds" or the "WCMA Funds"), are no-load money market funds whose shares are offered to certain participants in the Working Capital Management Account(R) ("WCMA") financial service program of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch" or the "Distributor") to provide a medium for the investment of free cash balances held in the program. A program account is a conventional Merrill Lynch cash securities or margin securities account designed for small to medium sized businesses that is linked to certain money market funds, to a Visa(R) card/check account ("Visa(R) Account"), to either an optional commercial line of credit or a reducing revolver and to other cash management services. The WCMA Funds, certain other money funds and the Insured SavingsSM Account ("Insured Savings Account") are collectively referred to as "Money Accounts."

        Each WCMA Fund is a no-load money market fund seeking current income, preservation of capital and liquidity available from investing in short term securities. The Money Fund invests in money market securities generally; the Government Fund invests in direct U.S. Government obligations; the Tax-Exempt Fund invests in tax-exempt securities and pays dividends exempt from Federal income tax; and the Treasury Fund invests in U.S. Treasury securities.

        Each of the Money Fund, Government Fund, Tax-Exempt Fund and Treasury Fund is a "feeder" fund that invests its assets in a corresponding "master" trust: Master Money Trust (the "Money Trust"), Master Government Securities Trust (the "Government Trust"), Master Tax-Exempt Trust (the "Tax-Exempt Trust") or Master Treasury Trust (the "Treasury Trust" and, collectively, the "Trusts"), respectively. Each Trust has the same investment objective as its corresponding Fund. All investments are made at the Trust level. Each Fund's investment results will correspond directly to the investment results of its corresponding Trust. There can be no assurance that any Fund or Trust will achieve its investment objectives. (continued on next page)

                           ---------------------------

        This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated November ___, 2002 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling 1-800-MER-FUND or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

                           ---------------------------
                        Fund Asset Management -- Manager
                           ---------------------------

   The date of this Statement of Additional Information is November __, 2002.

(continued from previous page)

        Each Fund offers four share classes, each with its own ongoing fees, expenses and other features. Investors must meet certain eligibility requirements to own a particular class of shares. The share class that a WCMA participant is eligible to own is based on the magnitude of the participant's business relationship with Merrill Lynch. See "Purchase of Shares."

        Merrill Lynch charges an annual program participation fee for the WCMA program as described in the WCMA account agreement and program description booklet. Additional program fees may be charged for additional services offered through the program.

        Program participants should read this Statement of Additional Information in conjunction with the program description booklet that is furnished in conjunction with that investor's program. Reference is made to such description for information with respect to the WCMA program, including the fees related thereto. Information concerning the Insured Savings Account is contained in the Insured Savings Account Fact Sheet. All subscribers of the WCMA Funds are furnished with the prospectuses of Money Fund, Government Fund, Tax-Exempt Fund and Treasury Fund and the Insured Savings Account Fact Sheet. For more information about the WCMA program, call toll-free from anywhere in the U.S., 1-800-MER-WCMA (1-800-637-9262).

        Unless otherwise indicated, the information set forth in this Statement of Additional Information is applicable to each Fund and Trust. Management of each Fund and Trust has considered the possibility that the use of a combined prospectus may subject a WCMA Fund or WCMA Funds to liability for an alleged misstatement relating to another WCMA Fund or WCMA Funds. Management believes this possibility is remote.



                                TABLE OF CONTENTS

                                                                                          Page
                                                                                          ----
INVESTMENT OBJECTIVES AND POLICIES...........................................................1
    Money Fund...............................................................................1
    Government Fund..........................................................................7
    Tax-Exempt Fund.........................................................................10
    Treasury Fund...........................................................................17

MANAGEMENT OF THE FUNDS.....................................................................19
    Trustees and Officers...................................................................19
    Compensation of Trustees................................................................24
    Management and Advisory Arrangements....................................................24
    Code of Ethics..........................................................................27

PURCHASE OF SHARES..........................................................................27
    Eligibility.............................................................................27
    Distribution Plans......................................................................29
    Limitations on the Payment of Sales Charges.............................................31

REDEMPTION OF SHARES........................................................................31
    Redemption..............................................................................31

DETERMINATION OF NET ASSET VALUE............................................................32
    Money Fund, Government Fund and Treasury Fund...........................................32
    Tax-Exempt Fund.........................................................................32

YIELD INFORMATION...........................................................................33

PORTFOLIO TRANSACTIONS......................................................................34

DIVIDENDS AND TAXES.........................................................................36
    Dividends...............................................................................36
    Taxes...................................................................................36
    General Taxation........................................................................38

GENERAL INFORMATION.........................................................................39
    Organization of the Funds and Trusts....................................................39
    Description of Shares...................................................................40
    Independent Auditors....................................................................40
    Accounting Services Provider............................................................40
    Custodian...............................................................................40
    Transfer Agent..........................................................................40
    Legal Counsel...........................................................................41
    Reports to Shareholders.................................................................41
    Shareholder Inquiries...................................................................41
    Additional Information..................................................................41

FINANCIAL STATEMENTS.......................................................................F-1

APPENDIX A - Description of Commercial Paper, Bank Money Instruments and Corporate Bond
Ratings....................................................................................A-1

APPENDIX B - Information Concerning Tax-Exempt Securities..................................B-1



                       INVESTMENT OBJECTIVES AND POLICIES

Money Fund

        The Money Fund is a no-load money market fund. The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short term money market securities. The investment objectives are fundamental policies of the Money Fund that may not be changed without a vote of the majority of the outstanding shares of the Money Fund. There can be no assurance that the investment objectives of the Money Fund will be realized.

        The Money Fund's investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Fund's other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short term rating, or that have been issued by issuers that have received a short term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations ("NRSROs") in one of the two highest short term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Fund or by Fund Asset Management, L.P. (the "Manager" or "FAM") pursuant to delegated authority. Currently, there are three NRSROs:
Fitch, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("Standard & Poor's"). The Money Fund will determine the remaining maturity of its investments in accordance with Securities and Exchange Commission ("Commission") regulations. The dollar-weighted average maturity of the Fund's portfolio will not exceed 90 days.

        The Money Fund is a "feeder" fund that invests all of its assets in a corresponding "master" fund, Money Trust, which has the same investment objectives as the Fund. All investments will be made at the Money Trust level. This structure is sometimes called a "master/feeder" structure. The Money Fund's investment results will correspond directly to the investment results of the Money Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund," with respect to the Money Fund, to include the Money Trust. It also uses the term "Board of Trustees," with respect to the Board of Trustees of the Money Fund, to include the Board of Trustees of the Money Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized. The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940 (the "Investment Company Act").

        Investment in Money Fund shares offers several potential benefits. The Money Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term money market securities using professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder also is relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. Certain expenses borne by investors include management fees, distribution fees, administrative costs and operational costs.

        In managing the Fund, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Money Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

        The following is a description of some of the types of money market securities in which the Money Fund may invest:



                                WCMA MONEY FUND

        U.S. Government Securities. Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

        U.S. Government Agency Securities. Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Agricultural Mortgage Corporation. Such securities also may include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development (the "World Bank"). Government agency securities are not direct obligations of the U.S. Government but involve various forms of U.S. Government sponsorship or guarantees and are issued, in general, under the authority of an act of Congress. The U.S. Government is not obligated to provide financial support to any of these agencies, instrumentalities or organizations.

        Bank Money Instruments. U.S. dollar-denominated obligations of commercial banks, savings banks, savings and loan associations or other depository institutions such as, but not limited to, certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers' acceptances. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks ("Eurodollar" obligations) or U.S. branches or subsidiaries of foreign banks ("Yankeedollar" obligations). The Money Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. The Money Fund treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation in obligations of foreign bank money instruments discussed below) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

        Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Money Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Money Fund held overseas will be held by foreign branches of the Money Fund's custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

        The Manager will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short term obligations, and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

        Bank money instruments in which the Money Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that the Money Fund may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.




                               WCMA MONEY FUND

        Commercial Paper and Other Short Term Obligations. Commercial paper (including variable amount master demand notes) refers to short term unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

        Foreign Bank Money Instruments. Foreign bank money instruments refers to U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign depository institutions and their foreign branches and subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Fund. The Money Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

        Foreign Short Term Debt Instruments. Foreign short term debt instruments refers to U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

        The following is a description of other types of investments or investment practices in which the Money Fund may invest or engage:

        Repurchase Agreements; Purchase and Sale Contracts. The Money Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

        Such agreements usually cover short periods, such as under a week. The Money Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Money Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, the Money Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

        Reverse Repurchase Agreements. The Money Fund may enter into reverse repurchase agreements that involve the sale of money market securities held by the Money Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price.


                               WCMA MONEY FUND

       The Money Fund may invest in variable amount master demand notes. These are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest.

        Securities Lending. The Money Fund may lend securities from its portfolio to banks, brokers and other financial institutions. In return, the Money Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Money Fund receives the income on the loaned securities. Where the Money Fund receives securities as collateral, the Money Fund receives a fee for its loan from the borrower. Where the Money Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Money Fund's yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Money Fund may pay reasonable finder's, lending agent, administrative and custodian fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Money Fund could experience delays and costs in gaining access to the collateral. The Money Fund also could suffer a loss in the event of losses on investments made with cash collateral or, in the event of borrower default where the value of the collateral falls below the market value of the borrowed securities. The Money Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates and to retain an affiliate of the Money Fund as lending agent. See "Portfolio Transactions."

        Forward Commitments. The Money Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Money Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Money Fund will be established with the Fund's custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Money Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

        There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Money Fund's purchase price. The Money Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

                         ---------------------------

        Preservation of capital is a prime investment objective of the Money Fund, and while the types of money market securities in which the Money Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Fund, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Money Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

        A Commission regulation ordinarily limits investments by the Money Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Fund's total assets be invested in securities that do not have the highest rating.

        Investment Restrictions. Money Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Money Fund's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more


                               WCMA MONEY FUND
than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Money Fund's Board of Trustees without shareholder approval.

        Under its fundamental investment restrictions, provided that none of the following shall prevent the Money Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Money Fund may not:

               (1) Issue senior securities to the extent such issuance would violate applicable law.

               (2) Borrow money, except that (i) the Money Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Money Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Money Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Money Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Money Fund's Prospectus and Statement of Additional Information. The Money Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Money Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

               (3) Underwrite securities of other issuers, except insofar as the Money Fund may be deemed an underwriter under the Securities Act of 1933 (the "Securities Act") in selling portfolio securities.

               (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities and instruments issued by domestic banks).

               (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Money Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

               (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Money Fund may do so in accordance with applicable law and its Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

               (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Money Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Money Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

               (8) Make any investment inconsistent with the Money Fund's classification as a diversified company under the Investment Company Act.

        The Money Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests of the Trust.

        Under the Money Fund's non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Money Fund from investing all of its assets in shares of another



                               WCMA MONEY FUND
registered investment company with the same investment restrictions (in a master/feeder structure), the Money Fund may not:

               a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

               b.  Make short sales of securities or maintain a short position.

               c.  Write, purchase or sell puts, calls or combinations thereof.

               d. Subject to fundamental investment restriction (7) above, the Money Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Fund. Such loans will be terminable at any time. The Money Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Fund may pay reasonable fees in connection with the arranging of such loan.

               e. Subject to fundamental investment restriction (8) above, the Money Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Money Fund.

        The Money Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of a majority of the interests of the Trust. Under the following additional non-fundamental investment restrictions, the Money Trust may not:

               a. Purchase any securities other than types of money market securities and investments described under "Investment Objectives and Policies."

               b. Purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, in the case of bank money market instruments or repurchase agreements with any one bank, up to 25% of the value of the Money Trust's total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation.

               c. Purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of an issuer.

               d. Enter into repurchase agreements if, as a result, more than 10% of the Money Trust's total assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days.

               e. Make investments for the purpose of exercising control or management.

               f. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

               g. Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements) (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Money Trust


                               WCMA MONEY FUND
        will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Money Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

               h. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Money Trust except as may be necessary in connection with borrowings referred to in its non-fundamental investment restriction (g) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Trust's net assets taken at the market value.

               i. Invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities.

               j. Invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

               k. Enter into reverse repurchase agreements if, as a result thereof, the Money Trust's obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

               l. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Trust, the Manager or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer.

Government Fund

        The Government Fund is a no-load money market fund. The investment objectives of the Government Fund are to seek preservation of capital, current income and liquidity available from investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Direct U.S. Government obligations consist of securities issued, or guaranteed as to principal and interest, by the U.S. Government that are backed by the full faith and credit of the United States. The Government Fund may not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or Government sponsored enterprises that are not backed by the full faith and credit of the United States. There can be no assurance that the investment objectives of the Government Fund will be realized.

        The Government Fund is a "feeder" fund that invests all of its assets in a corresponding "master" fund, Government Trust, which has the same investment objectives as the Fund. All investments will be made at the Government Trust level. This structure is sometimes called a "master/feeder" structure. The Government Fund's investment results will correspond directly to the investment results of the Government Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund," with respect to the Government Fund, to include the Government Trust. It also uses the term "Board of Trustees," with respect to the Board of Trustees of the Government Fund, to include the Board of Trustees of the Government Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized. The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act.

        Investment in Government Fund shares offers several potential benefits. The Government Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short term U.S. Government securities utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder also is relieved from administrative burdens associated with direct investment in short term U.S. Government securities, such as coordinating maturities and reinvestments, safekeeping


                   WCMA MONEY FUND AND WCMA GOVERNMENT FUND and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

        The Government Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Government Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

        Preservation of capital is a prime investment objective of the Government Fund, and the direct U.S. Government obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Government obligations have generally had lower rates of return than other money market securities with less safety. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Government Fund but only constitute collateral for the seller's obligation to pay the repurchase price. With respect to repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price, in which event the Government Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

        Forward Commitments. The Government Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Government Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Government Fund also may sell money market securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

        For purposes of its investment policies, the Government Fund defines short term U.S. Government securities as securities having a maturity of not more than 762 days (25 months). The Manager expects that substantially all the assets of the Government Fund will be invested in securities maturing in not more than 397 days (13 months) but at times some portion may have maturities up to not more than 762 days (25 months). The dollar-weighted average maturity of the Government Fund's portfolio will not exceed 90 days.

        Investment Restrictions. Government Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Government Fund's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Government Fund's Board of Trustees without shareholder approval.

        Under the Government Fund's fundamental investment restrictions, provided that none of the following shall prevent the Government Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Government Fund may not:

               (1) Issue senior securities to the extent such issuance would violate applicable law.

               (2) Borrow money, except that (i) the Government Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) the Government Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Government Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Government Fund may purchase securities on margin to the



                             WCMA GOVERNMENT FUND
        extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Government Fund's Prospectus and Statement of Additional Information. The Government Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Government Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

               (3) Underwrite securities of other issuers except insofar as the Government Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

               (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities, and instruments issued by domestic banks).

               (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

               (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and its Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

               (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that Government Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Government Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

               (8) Make any investment inconsistent with the Government Fund's classification as a diversified company under the Investment Company Act.

        The Government Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests in the Trust.

        Under the Government Fund's non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Government Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Government Fund may not:

               a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

               b.  Make short sales of securities or maintain a short position.

               c.  Write, purchase or sell puts, calls or combinations thereof.

               d. Subject to fundamental investment restriction (8) above, the Government Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
        Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at



                             WCMA GOVERNMENT FUND
        any time its shares are owned by another investment company that is part of the same group of investment companies as the Government Fund.

        The Government Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of the holders of a majority of the interests of the Trust. Under the following additional non-fundamental investment restrictions, the Government Trust may not:

               a. Purchase any securities other than short term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities.

               b. Enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof.

               c. Enter into repurchase agreements if, as a result thereof, more than 10% of the Government Trust's total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

               d. Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Government Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Government Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

               e. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Trust except as may be necessary in connection with borrowings mentioned in (d) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Trust's net assets, taken at market value.

Tax-Exempt Fund

        The Tax-Exempt Fund is a no-load tax-exempt money market fund. The investment objectives of the Tax-Exempt Fund are to seek current income exempt from Federal income tax, preservation of capital and liquidity available from investing in a diversified portfolio of short term high quality tax-exempt money market securities. The Tax-Exempt Fund seeks to achieve its objectives by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or derivative or synthetic municipal instruments, the interest on which, according to bond counsel to the issuer, is exempt from Federal income tax (such obligations are herein referred to as "Tax-Exempt Securities"). The Tax-Exempt Fund may invest in certain otherwise tax-exempt securities that are classified as "private activity bonds" which may subject certain investors to a Federal alternative minimum tax. See "Dividends and Taxes-Taxes." There can be no assurance that the investment objectives of the Tax-Exempt Fund will be realized.

        The Tax-Exempt Fund can be expected to offer a lower yield than longer term municipal bond funds since Tax-Exempt Securities with longer maturities tend to produce higher yields. Interest rates in the short term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

        The Tax-Exempt Fund is a "feeder" fund that invests all of its assets in a corresponding "master" fund, Tax-Exempt Trust, which has the same investment objectives as the Fund. All investments will be made at the Tax-Exempt Trust level. This structure is sometimes called a "master/feeder" structure. The Tax-Exempt Fund's


                   WCMA GOVERNMENT FUND AND TAX-EXEMPT FUND investment results will correspond directly to the investment results of the Tax-Exempt Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund," with respect to the Tax-Exempt Fund, to include the Tax-Exempt Trust. It also uses the term "Board of Trustees," with respect to the Board of Trustees of the Tax-Exempt Fund, to include the Board of Trustees of the Tax-Exempt Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized.

        The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act.

        Investment in Tax-Exempt Fund shares offers several potential benefits. The Tax-Exempt Fund seeks to provide as high a tax-exempt yield potential, consistent with its objectives, as is available from investments in short term Tax-Exempt Securities utilizing professional management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

        The Tax-Exempt Securities in which the Tax-Exempt Fund invests include municipal notes, municipal commercial paper and municipal bonds with a remaining maturity of not more than 397 days (13 months). The Tax-Exempt Fund will also invest in variable rate demand obligations ("VRDOs") and participations therein ("Participating VRDOs) (see "VRDOs and Participating VRDOs" below) and derivative or synthetic municipal instruments ("Derivative Products") (see "Derivative Products" below). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales or revenue receipts. Municipal commercial paper refers to short term unsecured promissory notes issued generally to finance short term credit needs. The Tax-Exempt Fund may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short term maturity and quality standards of the Tax-Exempt Fund.

        The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds or private activity bonds where the entities supplying the revenues from which the issues are to be paid are in the same industry.

        Certain of the instruments in which the Tax-Exempt Fund invests, including VRDOs and Derivative Products, effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the obligations, in the case of VRDOs, or the long term bonds underlying Derivative Products (the "Underlying Bonds"). Such maturities are sufficiently short term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund's net asset value.

        VRDOs and Participating VRDOs. VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to one year) to some prevailing



                             WCMA TAX-EXEMPT FUND
market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments are typically based upon the public Securities Association Index or some other appropriate interest rate adjustment index.

        The Tax-Exempt Fund also may invest in Participating VRDOs in variable rate tax-exempt obligations held by financial institutions, typically commercial banks ("institutions"). Participating VRDOs provide the Tax-Exempt Fund with a specific undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days' notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit or issuing the repurchase commitment.

        VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to the Fund's restriction on illiquid investments unless, in the judgment of the Tax-Exempt Fund's Board of Trustees, such VRDO is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Trustees, however, will retain sufficient oversight and be ultimately responsible for such determinations.

        The Tax-Exempt Fund has been advised by its counsel that the Tax-Exempt Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations provided that the Tax-Exempt Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is presently contemplated that the Tax-Exempt Fund will not invest more than a limited amount (not more than 20%) of its total assets in Participating VRDOs.

        Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), the VRDOs are not comparable to fixed rate securities. The Tax-Exempt Fund's yield on VRDOs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund's yield on VRDOs will increase and its shareholders will have a reduced risk of capital depreciation.

        Derivative Products. The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds," which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products," in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships," which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund also may invest in other forms of Derivative Products.

        Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Tax-Exempt Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Derivative Products would be deemed taxable.




                             WCMA TAX-EXEMPT FUND

        Municipal Lease Obligations. Also included within the general category of the Tax-Exempt Securities are certificates of participation ("COPs"), issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called "lease obligations") relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issue for which the issuer's unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses that provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Tax-Exempt Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 10% of the Tax-Exempt Fund's net assets. The Tax-Exempt Fund may, however, invest without regard to such limitation in lease obligations which the Manager, pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody's or BBB or better by Standard & Poor's or Fitch. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter the Manager must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

        Purchase or Sale of Tax-Exempt Securities on a Delayed Delivery Basis or on a When-Issued Basis. Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Tax-Exempt Fund may sell these securities prior to settlement date if it is deemed advisable. No new when-issued commitments will be made if more than 40% of the Tax-Exempt Fund's net assets would become so committed. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

        Purchase of Securities with Fixed Price "Puts." The Tax-Exempt Fund has authority to purchase fixed rate Tax-Exempt Securities and, for a price, simultaneously acquire the right to sell such securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a fixed price put. Puts with respect to fixed rate instruments are to be distinguished from the demand or repurchase features of VRDOs and Participating VRDOs which enable the Tax-Exempt Fund to dispose of the security at a time when the market value of the security approximates its par value.

        Short Term Maturity Standards. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of not more than 397 days (13 months). The dollar-weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The maturity of VRDOs (including Participating VRDOs) is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDO upon demand or (ii) the period remaining until the VRDO's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDOs mature on a specified date which may range up to 30 years from the date of issuance.



                             WCMA TAX-EXEMPT FUND

        High Quality Standards. The Tax-Exempt Fund's portfolio investments in municipal notes and short term tax-exempt commercial paper will be limited to those obligations which (i) are secured by a pledge of the full faith and credit of the United States, or (ii) are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short term municipal debt obligations by an NRSRO or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. The Tax-Exempt Fund's investments in municipal bonds (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody's and Standard & Poor's. Certain tax-exempt obligations (primarily VRDOs and Participating VRDOs) may be entitled to the benefit of standby letters of credit or similar commitments issued by financial institutions and, in such instances, the Board of Trustees and the Manager will take into account the obligation of the financial institution in assessing the quality of such instrument. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees, such obligations are equivalent to securities having the ratings described above. For a description of Tax-Exempt Securities and such ratings, see "Information Concerning Tax-Exempt Securities" in Appendix B.

        Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, such securities are generally considered by the Manager to have low risk of the failure of issuers or credit enhancers to meet their principal and interest obligations. These securities have a lower principal risk compared to lower rated obligations and, generally, to longer term obligations which entail the risk of changing conditions over a longer period of time.

        Other Factors. Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable in order to maximize the yield on the Tax-Exempt Fund's portfolio. Because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short term money market securities. Tax-Exempt Securities generally do not trade on the basis of same day settlements and, accordingly, a portfolio of such securities cannot be managed on a daily basis with the same flexibility as a portfolio of money market securities which can be bought and sold on a same day basis. There may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities. The Tax-Exempt Fund also may be required to maintain cash reserves or incur temporary bank borrowings to make redemption payments which are made on the same day the redemption request is received. Such inability to be fully invested would lower the yield on the portfolio.

        The Tax-Exempt Fund's portfolio holdings represent a significant percentage of the market in short term tax-exempt securities and the yield on the portfolio could be negatively impacted from time to time by a lack of availability of short term high quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares.

        Investment Restrictions. Tax-Exempt Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Tax-Exempt Fund's Board of Trustees without shareholder approval.

        Under the Tax-Exempt Fund's fundamental investment restrictions, provided that none of the following shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Tax-Exempt Fund may not:

               (1) Issue senior securities to the extent such issuance would violate applicable law.


                              WCMA TAX-EXEMPT FUND

               (2) Borrow money, except that (i) the Tax-Exempt Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Tax-Exempt Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Tax-Exempt Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Tax-Exempt Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Tax-Exempt Fund's Prospectus and Statement of Additional Information. The Tax-Exempt Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Tax-Exempt Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

               (3) Underwrite securities of other issuers except insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

               (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities, and instruments issued by domestic banks).

               (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Tax-Exempt Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

               (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Fund may do so in accordance with applicable law and the Tax-Exempt Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

               (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Tax-Exempt Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Tax-Exempt Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

               (8) Make any investment inconsistent with Tax-Exempt Fund's classification as a diversified company under the Investment Company Act.

        As an additional fundamental policy, the Tax-Exempt Fund will, under normal circumstances, invest at least 80% of its net assets in securities the income from which is exempt from Federal income tax or will invest in securities so that at least 80% of the income that it distributes will be exempt from Federal income tax.

        The Tax-Exempt Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests in the Trust.

        Under the Tax-Exempt Fund's non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Tax-Exempt Fund may not:

               a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.



                              WCMA TAX-EXEMPT FUND

               b.  Make short sales of securities or maintain a short position.

               c.  Write, purchase or sell puts, calls or combinations thereof.

               d. Subject to fundamental investment restriction (8) above, the Tax-Exempt Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
        Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Tax-Exempt Fund.

        The Tax-Exempt Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of the holders of a majority of the interests in the Trust. Under the following additional non-fundamental investment restrictions, the Tax-Exempt Trust may not:

               a. Purchase any securities other than Tax-Exempt Securities referred to herein and in Appendix B under the heading "Information Concerning Tax-Exempt Securities."

               b. Invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed (i.e., guaranteed) by the United States Government or its agencies or instrumentalities (for purposes of this restriction, the Tax-Exempt Trust will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer).

               c. Invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation.

               d. Make investments for the purpose of exercising control or management.

               e. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

               f. Borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Tax-Exempt Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.)

               g. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Trust except as may be necessary in connection with borrowings mentioned in (f) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value.

               h. Invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at value), would be invested in such securities.

                             WCMA TAX-EXEMPT FUND

Treasury Fund

        The Treasury Fund is a no-load money market fund. The investment objectives of the Treasury Fund are to seek preservation of capital, liquidity and current income available from investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury. There can be no assurance that the investment objectives of the Treasury Fund will be realized.

        Preservation of capital is a prime investment objective of the Treasury Fund and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.

        For purposes of its investment objectives, the Treasury Fund defines short term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar-weighted average maturity of the Treasury Fund's portfolio will not exceed 90 days.

        The Treasury Fund is a "feeder" fund that invests all of its assets in a corresponding "master" fund, Treasury Trust, which has the same investment objectives as the Treasury Fund. All investments will be made at the Treasury Trust level. This structure is sometimes called a "master/feeder" structure. The Treasury Fund's investment results will correspond directly to the investment results of the Treasury Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term "Fund," with respect to the Treasury Fund, to include the Treasury Trust. It also uses the term "Board of Trustees," with respect to the Board of Trustees of the Treasury Fund, to include the Board of Trustees of the Treasury Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized. The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act.

        Investment in Treasury Fund shares offers several potential benefits. The Treasury Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term U.S. Treasury obligations utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder also is relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

        Forward Commitments. The Treasury Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Treasury Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Treasury Fund also may sell securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

        Investment Restrictions. Treasury Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Treasury Fund's outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Treasury Fund's Board of Trustees without shareholder approval.


                              WCMA TREASURY FUND

        Under the Treasury Fund's fundamental investment restrictions, provided that none of the following shall prevent the Treasury Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Treasury Fund may not:

               (1) Issue senior securities to the extent such issuance would violate applicable law.

               (2) Borrow money, except that (i) the Treasury Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Treasury Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Treasury Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Treasury Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Treasury Fund's Prospectus and Statement of Additional Information. The Treasury Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Treasury Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

               (3) Underwrite securities of other issuers except insofar as the Treasury Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

               (4) Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities, and instruments issued by domestic banks).

               (5) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

               (6) Purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Treasury Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

               (7) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that Treasury Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Treasury Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

               (8) Make any investment inconsistent with the Treasury Fund's classification as a diversified company under the Investment Company Act.

        The Treasury Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests in the Trust.

        Under the Treasury Fund's non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Treasury Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Treasury Fund may not:



                              WCMA TREASURY FUND

               a. Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

               b.  Make short sales of securities or maintain a short position.

               c.  Write, purchase or sell puts, calls or combinations thereof.

               d. Subject to fundamental investment restriction (8) above, the Treasury Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on
        Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Treasury Fund.

        The Treasury Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of the holders of a majority of the interests in the Trust. Under the following additional non-fundamental investment restrictions, the Treasury Trust may not:

               a. Purchase any securities other than direct obligations of the U.S. Treasury with remaining maturities of more than 762 days (25 months).

               b. Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Treasury Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Treasury Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

               c. Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Trust except as may be necessary in connection with borrowings mentioned in (b) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Trust's net assets, taken at market value.

                            MANAGEMENT OF THE FUNDS

Trustees and Officers

        The Board of Trustees of each Fund consists of eight individuals, seven of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The eight Trustees of each Fund are also the Trustees of each Trust. The seven Trustees who are not interested persons of each Fund similarly comprise the Trustees who are not interested persons of each Trust, and are sometimes referred to herein as the "non-interested Trustees." The Trustees of each Fund are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

        Each non-interested Trustee is a member of each Fund's Audit and Oversight Committee (the "Committee"). The principal responsibilities of each Committee are to: (i) recommend to the Board the selection, retention or termination of the Fund's independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to the Fund's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit;
(iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent auditors and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent auditor's independence; and (v) consider the comments of the independent auditors and



                      WCMA TREASURY FUND AND WCMA FUNDS
management's responses thereto with respect to the quality and adequacy of the Fund's accounting and financial reporting policies and practices and internal controls. The Board of each Fund has adopted a written charter for the Committee. Each Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committee generally will not consider nominees recommended by shareholders. Each Committee has retained independent legal counsel to assist its members in connection with these duties.

        Biographical Information. Certain biographical and other information relating to the non-interested Trustees of each Fund and its corresponding Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Manager and its affiliate, Merrill Lynch Investment Managers, L.P. ("MLIM") ("MLIM/FAM-advised funds") and other public directorships.


                                                                                      Number of
                             Position(s)     Term of                               MLIM/FAM-Advised
                              Held with      Office**          Principal              Funds and
                                 the      and Length of   Occupation(s) During        Portfolios           Public
Name, Address* and Age       Funds/Trusts  Time Served      Past Five Years            Overseen        Directorships
--------------------------   ------------ -------------- ----------------------   ------------------   --------------
Ronald W. Forbes (61)        Trustee of   Trustee of     Professor Emeritus of    53 registered             None
                             each Fund    each Fund and  Finance, School of       investment
                             and Trust    Trust since    Business, State          companies
                                          2002           University of New        consisting of 58
                                                         York at Albany since     portfolios
                                                         2000 and Professor
                                                         thereof from 1989 to
                                                         2000; International
                                                         Consultant, Urban
                                                         Institute,
                                                         Washington, D.C. from
                                                         1995 to 1999.

Cynthia A. Montgomery (50)   Trustee of   Trustee of     Professor, Harvard       53 registered        UnumProvident
                             each Fund    each Fund and  Business School since    investment           Corporation
                             and Trust    Trust since    1989; Associate          companies            (insurance
                                          2002           Professor, J.L.          consisting of 58     products); Newell
                                                         Kellogg Graduate         portfolios           Rubbermaid Inc.
                                                         School of Management,
                                                         Northwestern
                                                         University from 1985
                                                         to 1989; Associate
                                                         Professor, Graduate
                                                         School of Business
                                                         Administration,
                                                         University of
                                                         Michigan from 1979 to
                                                         1985.

Charles C. Reilly (71)       Trustee of   Trustee of     Self-employed            53 registered             None
                             each Fund    each Fund and  financial consultant     investment
                             and Trust    Trust since    since 1990; President    companies
                                          2002           and Chief Investment     consisting of 58
                                                         Officer of Verus         portfolios
                                                         Capital, Inc. from
                                                         1979 to 1990; Senior
                                                         Vice President of
                                                         Arnhold and S.
                                                         Bleichroeder, Inc.
                                                         from 1973 to 1990;
                                                         Adjunct Professor,
                                                         Columbia University
                                                         Graduate School of
                                                         Business from 1990 to
                                                         1991; Adjunct
                                                         Professor, Wharton
                                                         School, University of
                                                         Pennsylvania from
                                                         1989 to 1990;
                                                         Partner, Small Cities
                                                         Cable Television from
                                                         1986 to 1997.
                                                                                             (continued on next page)


                                  WCMA FUNDS

                                      20

                                                                                      Number of
                             Position(s)     Term of                               MLIM/FAM-Advised
                              Held with      Office**          Principal              Funds and
                                 the      and Length of   Occupation(s) During        Portfolios           Public
Name, Address* and Age       Funds/Trusts  Time Served      Past Five Years            Overseen        Directorships
--------------------------   ------------ -------------- ----------------------   ------------------   --------------

Kevin A. Ryan (69)           Trustee of   Trustee of     Founder and currently    53 registered             None
                             each Fund    each Fund and  Director Emeritus of     investment
                             and Trust    Trust since    the Boston University    companies
                                          2002           Center for the           consisting of 58
                                                         Advancement of Ethics    portfolios
                                                         and Character and
                                                         Director thereof from
                                                         1989 to 1999;
                                                         Professor from 1982
                                                         to 1999 and currently
                                                         Professor Emeritus of
                                                         Education of Boston
                                                         University; formerly
                                                         taught on the
                                                         faculties of The
                                                         University of
                                                         Chicago, Stanford
                                                         University and Ohio
                                                         State University.

Roscoe S. Suddarth (67)      Trustee of   Trustee of     President, Middle        53 registered             None
                             each Fund    each Fund and  East Institute, from     investment
                             and Trust    Trust since    1995 to 2001; Foreign    companies
                                          2002           Service Officer,         consisting of 58
                                                         United States Foreign    portfolios
                                                         Service, from 1961 to
                                                         1995; Career
                                                         Minister, from 1989
                                                         to 1995; Deputy
                                                         Inspector General,
                                                         U.S. Department of
                                                         State, from 1991 to
                                                         1994; U.S. Ambassador
                                                         to the Hashemite
                                                         Kingdom of Jordan,
                                                         from 1987 to 1990.

Richard R. West (64)         Trustee of   Trustee of     Professor of Finance     57 registered      Bowne & Co., Inc.
                             each Fund    each Fund and  since 1984, Dean from    investment         (financial
                             and Trust    Trust since    1984 to 1993 and         companies          printers);
                                          2002           currently Dean           consisting of 66   Vornado Realty
                                                         Emeritus of New York     portfolios         Trust, Inc. (real
                                                         University Leonard N.                       estate holding
                                                         Stern School of                             company); Vornado
                                                         Business                                    Operating Company
                                                         Administration.                             (real estate
                                                                                                     company);
                                                                                                     Alexander's Inc.
                                                                                                     (real estate
                                                                                                     company)

Edward D. Zinbarg (67)       Trustee of   Trustee of     Self-employed            53 registered             None
                             each Fund    each Fund and  financial consultant     investment
                             and Trust    Trust since    since 1994; Executive    companies
                                          2002           Vice President of the    consisting of 58
                                                         Prudential Insurance     portfolios
                                                         Company of America
                                                         from 1988 to 1994;
                                                         former Director of
                                                         Prudential
                                                         Reinsurance Company
                                                         and former Trustee of
                                                         the Prudential
                                                         Foundation.






---------------------
*  The address for each Trustee listed is P.O. Box 9011, Princeton, New
   Jersey 08543-9011.
** Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund's and Trust's by-laws, charter or by statute.

        Certain biographical and other information relating to the Trustee who is an officer and an "interested person" of each Fund/Trust as defined in the Investment Company Act (the "interested Trustee") and to the other officers of each Fund/Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served the total number of portfolios overseen in MLIM/FAM-advised funds. Public directorships held are shown for the interested Trustee.



                                  WCMA FUNDS




                                                                                            Number of
                         Position(s) Held   Term of Office                                MLIM/FAM-Advised
                             with the       and Length of     Principal Occupation(s)    Funds and Portfolios      Public
Name, Address+ and Age     Funds/Trusts      Time Served      During Past Five Years          Overseen          Directorships
----------------------- -----------------   --------------    ------------------------   --------------------   --------------
Terry K. Glenn++ (61)   President and       President* and    Chairman (Americas         123 registered           None
                        Trustee of each     Trustee** of      Region) of MLIM since      investment companies
                        Fund and Trust      each Fund and     2000; Executive Vice       consisting of 187
                                            Trust since       President of the Manager   portfolios
                                            2002              and MLIM (which terms as
                                                              used herein include
                                                              their corporate
                                                              predecessors) since
                                                              1983; President of
                                                              Merrill Lynch Mutual
                                                              Funds since 1999;
                                                              President of FAM
                                                              Distributors, Inc.
                                                              ("FAMD") since 1986
                                                              and Director thereof
                                                              since 1991;
                                                              Executive Vice
                                                              President and
                                                              Director of
                                                              Princeton Services,
                                                              Inc. ("Princeton
                                                              Services") since
                                                              1993; President of
                                                              Princeton
                                                              Administrators, L.P.
                                                              ("Princeton
                                                              Administrators")
                                                              since 1988; Director
                                                              of Financial Data
                                                              Services, Inc. since
                                                              1985.

Donald C. Burke (42)    Vice President      Vice President    First Vice President of    124 registered            --
                        and Treasurer of    and Treasurer     the Manager and MLIM       investment companies
                        each Fund and       of each Fund      since 1997 and Treasurer   consisting of 188
                        Trust               and Trust         thereof since 1999;        portfolios
                                            since 2002*       Senior Vice President
                                                              and Treasurer of
                                                              Princeton Services since
                                                              1999; Vice President of
                                                              FAMD since 1999; Vice
                                                              President of the Manager
                                                              and MLIM from 1990 to
                                                              1997; Director of
                                                              Taxation of the MLIM
                                                              since 1990.

Richard Mejzak (33)     Vice President of   Portfolio         Vice President of MLIM     5 registered              --
                        Money Fund and      Manager of        since 1995; employee of    investment companies
                        Money Trust and     Money Trust       MLIM since 1990.           consisting of
                        Portfolio Manager   and Vice                                     4 portfolios
                        of  Money Trust     President of
                                            Money Fund and
                                            Money Trust
                                            since 2002*

John Ng (49)            Vice President of   Portfolio         Vice President of MLIM     4 registered              --
                        Government Fund     Manager of        since 1998; employee of    investment companies
                        and Government      Government        MLIM since 1976.           consisting of
                        Trust and           Trust and Vice                               3 portfolios
                        Portfolio Manager   President of
                        of Government       the Government
                        Trust               Fund and
                                            Government
                                            Trust since
                                            2002*

Peter J. Hayes (43)     Vice President of   Portfolio         First Vice President of    4 registered              --
                        Tax-Exempt Fund     Manager of        MLIM since 1997; Vice      investment companies
                        and Tax Exempt      Tax-Exempt        President of MLIM from     consisting of
                        Trust and           Trust and Vice    1988 to 1997.              3 portfolios
                        Portfolio Manager   President of
                        of Tax-Exempt       the Tax-Exempt
                        Trust               Fund and
                                            Tax-Exempt
                                            Trust since
                                            2002*
                                                                                             (continued on next page)


                                  WCMA FUNDS

                                      22

                                                                                            Number of
                         Position(s) Held   Term of Office                                MLIM/FAM-Advised
                             with the       and Length of     Principal Occupation(s)    Funds and Portfolios      Public
Name, Address+ and Age     Funds/Trusts      Time Served      During Past Five Years          Overseen          Directorships
----------------------- -----------------   --------------    ------------------------   --------------------   --------------

Jacqueline Rogers (44)  Vice President of   Portfolio         Vice President and        5 registered              --
                        Treasury Fund and   Manager of        Portfolio of MLIM since   investment companies
                        Treasury Trust      Treasury Trust    1985.                     consisting of
                        and Portfolio       and Vice                                    5 portfolios
                        Manager of          President of
                        Treasury Trust      the Treasury
                                            Fund and
                                            Treasury Trust
                                            since 2002*

Kenneth A. Jacob (51)   Vice President of   Vice President    First Vice President of   6 registered              --
                        Tax-Exempt Fund     of the            MLIM since 1997; Vice     investment companies
                        and Tax-Exempt      Tax-Exempt        President of MLIM from    consisting of 19
                        Trust               Fund and          1984 to 1997.             portfolios
                                            Tax-Exempt
                                            Trust since
                                            2002*

Phillip S. Gillespie(38)Secretary of each   Secretary of      First Vice President of   38 registered             --
                        Fund and Trust      each Fund  and    MLIM since 2001;          investment companies
                                            Trust since       Director of MLIM from     consisting of
                                            2002*             2000 to 2001; Vice        66 portfolios
                                                              President of the
                                                              Manager from 1999 to
                                                              2000; Attorney
                                                              associated with MLIM
                                                              since 1998;
                                                              Assistant General
                                                              Counsel of
                                                              Chancellor LGT Asset
                                                              Management Inc. from
                                                              1997 to 1998; Senior
                                                              Counsel and Attorney
                                                              in the Division of
                                                              Investment
                                                              Management and the
                                                              Office of General
                                                              Counsel at the
                                                              Commission from 1993
                                                              to 1997.





----------------------
+ The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.
++ Mr. Glenn is an "interested person," as defined in the Investment Company
   Act, of each Fund and Trust based on his positions as Chairman (Americas Region) and Executive Vice President of MLIM and FAM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.
* Elected by and serves at the pleasure of the Board of Trustees of each Fund and Trust.
** Serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until his death, resignation or removal as provided in each Fund's and Trust's by-laws, charter or by statute.


        Share Ownership. Information relating to each Trustee's share ownership in each Fund and Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee ("Supervised Merrill Lynch Funds") as of December 31, 2001 is set forth in the chart below.


                                                                                      Aggregate
                                                                                    Dollar Range
                            Aggregate                    Aggregate     Aggregate         of
                              Dollar       Aggregate       Dollar        Dollar      Securities
                             Range of    Dollar Range     Range of      Range of         in
                            Equity in    of Equity in    Equity in     Equity in     Supervised
                              Money       Government     Tax-Exempt     Treasury       Merrill
          Name              Fund/Trust    Fund/Trust     Fund/Trust    Fund/Trust    Lynch Funds
-------------------------- ------------- -------------  ------------- ------------- --------------
Interested Trustee
   Terry K. Glenn........      None          None           None          None        over $100,000
Non-Interested Trustees
   Ronald W. Forbes......      None          None           None          None        over $100,000
   Cynthia A. Montgomery.      None          None           None          None      $10,001-$50,000
   Charles C. Reilly.....      None          None           None          None        over $100,000
   Kevin A. Ryan.........      None          None           None          None        over $100,000
   Roscoe S. Suddarth....      None          None           None          None        over $100,000
   Richard R. West.......      None          None           None          None        over $100,000
   Edward D. Zinbarg.....      None          None           None          None        over $100,000


        As of November 1, 2002, the Manager owned all of the outstanding shares of beneficial interest of each Fund; none of the Trustees and officers of each Fund as a group owned outstanding shares of any of the Funds. As of the date of this Statement of Additional Information, none of the non-interested Trustees of each Fund and Trust

                                  WCMA FUNDS
nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. ("ML & Co.").

Compensation of Trustees

        Each Fund and Trust pay each non-interested Trustee of the Fund and the Trust, respectively, a combined fee, for service on the Board and its Committee of the Fund and the Trust, as set forth below. Each Co-Chair of each Committee receives an additional fee, as set forth below. Each Fund and Trust reimburse each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.



                                                       Fee Per In-Person     Additional Annual Fee
                                        Combined       Meeting Attended     Paid to Each Committee
                                                       -----------------
                                       Annual Fee    Board     Committee         Co-Chairman
                                       -----------  --------  ------------  ------------------------
       Money Fund and Money Trust      $14,000       $500       $500          $1,000
       Government Fund and              $4,400       $200       $200          $1,000
         Government Trust
       Tax-Exempt Fund and              $7,000       $250       $250          $1,000
         Tax-Exempt Trust
       Treasury Fund and Treasury       $4,400       $200       $200          $1,000
         Trust


        The following table shows the compensation expected to be earned by the non-interested Trustees for each Fund and its corresponding Trust for the fiscal year ended March 31, 2003 and the aggregate compensation paid to them by all MLIM/FAM-advised funds, for the calendar year ended December 31, 2001.



                                                                                              Pension or      Aggregate
                                                                                              Retirement    Compensation
                                                     Estimated     Estimated      Estimated    Benefits         from
                                        Estimated    Compensation  Compensation  Compensation  Accrued as    Funds/Trusts
                          Position     Compensation     from          from           from       Part of      and other
                            with       from Money    Government    Tax-Exempt      Treasury   Funds/Trusts   MLIM/FAM-Advised
    Name of Trustee      Funds/Trusts  Fund/Trust**  Fund/Trust**  Fund/Trust**  Fund/Trust**    Expense       Funds
-----------------------  ------------- ------------- ------------- ------------- ------------ -------------  ----------------
Ronald W. Forbes*          Trustee          $            $            $            $             None         $293,400
Cynthia A. Montgomery      Trustee          $            $            $            $             None         $234,567
Charles C. Reilly*         Trustee          $            $            $            $             None         $293,400
Kevin A. Ryan              Trustee          $            $            $            $             None         $261,067
Roscoe S. Suddarth         Trustee          $            $            $            $             None         $250,633
Richard R. West            Trustee          $            $            $            $             None         $261,067
Edward D. Zinbarg          Trustee          $            $            $            $             None         $250,633


----------------------
*  Co-Chairman of the Committee.
** To be provided by amendment.

        Trustees of the Funds, Trustees of the Trusts, members of the Boards of other MLIM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes FAM, MLIM and certain other entities directly or indirectly wholly owned and controlled by ML & Co. ) and their trustees/directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of any Fund at net asset value. Each Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of each Fund must satisfy the Fund's suitability standards.


Management and Advisory Arrangements

        Management Services. Each Fund invests its assets in shares of its corresponding Trust. Accordingly, each Fund does not invest directly in portfolio securities and does not require management services. All portfolio management occurs at the level of each Trust. Each Trust has entered into a separate management agreement with FAM as Manager (each, a "Management Agreement"). Subject to the supervision of the each Trust's Board of Trustees, the Manager is responsible for the actual management of each Trust's portfolio and constantly reviews

                                  WCMA FUNDS
each Trust's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all office space, facilities, equipment and necessary personnel for management of each Trust.

        Securities held by each Trust also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or its affiliates acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Trust or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

        Management Fee. The Manager will receive a monthly fee from each Trust at the following annual rates:

   Portion of average daily value of net assets:

                                                                          Rate
                                                                         ------
        Not exceeding $500 million.....................................  0.250%
        In excess of $500 million but not exceeding $1 billion.........  0.175%
        In excess of $1 billion........................................  0.125%

        Payment of Trust Expenses. The Management Agreements obligate the Manager to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of each Trust, to pay all compensation of and furnish office space for officers and employees of each Trust, as well as the fees of all Trustees of the Trusts who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by Merrill Lynch (see "Purchase of Shares" and "Redemption of Shares" below), the Trusts pay all other expenses incurred in their operations, including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, reports, prospectuses and statements of additional information sent to current shareholders (except to the extent paid for by the Distributor), charges of the custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of non-affiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trusts. Certain accounting services are provided to each of the Trusts by State Street Bank and Trust Company ("State Street") pursuant to separate agreements between State Street and each Trust. Each Trust pays a fee for these services. In addition, each Trust reimburses the Manager for the cost of certain other additional accounting services. For information as to the distribution fee to be paid to Merrill Lynch pursuant to the Distribution Agreement, see "Purchase of Shares" and "Redemption of Shares" below.

        Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

        Duration and Termination. Unless earlier terminated as described herein, each Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of each Trust or by a majority of the outstanding voting shares of each Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by vote of the shareholders of each Trust.

                                  WCMA FUNDS

        Administrative Services and Administrative Fee. Each Fund entered into a separate administration agreement (the "Administration Agreement") with FAM, as Administrator (the "Administrator"). For its services to each Fund, the Administrator receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund's Class 1 shares, Class 2 shares, Class 3 shares and Class 4 shares.

        Payment of Fund Expenses. The Administration Agreements obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for each Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees of each Fund who are affiliated persons of the Administrator or any of its affiliates. The Funds pay, or cause to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor, see "Distribution Expenses" below), including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or foreign securities laws, fees and actual out-of-pocket expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Funds. The Distributor will pay certain of the expenses of the Funds incurred in connection with the continuous offering of their shares. Certain expenses will be financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See "Purchase of Shares -- Distribution Plans." Certain accounting services are provided to each Fund by State Street pursuant to a separate agreement between State Street and each Fund. The Funds pay a fee for these services. In addition, the Funds reimburses the Manager for the cost of certain additional accounting services. For information as to the distribution fee to be paid to Merrill Lynch pursuant to the Distribution Agreement, see "Purchase of Shares" and "Redemption of Shares" below.

        Duration and Termination. Unless earlier terminated as described below, each Administration Agreement will remain in effect from year to year if approved annually (a) by the Board of Trustees of each Fund or by a vote of a majority of the outstanding voting securities of each Fund and (b) by a majority of the Trustees of each Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of each Fund.

        At a meeting of each Fund's Board of Trustees and each Trust's Board of Trustees held on September 4, 2002, the Board of Trustees of each Trust approved each Trust's Management Agreement with FAM, and the Board of Trustees of each Fund approved each Fund's Administration Agreement with FAM. In connection with its deliberations, each Board reviewed information derived from a number of sources and covering a range of issues. The Boards received information relating to, among other things, alternatives to the Management Agreements and the Administration Agreements, the nature, quality and extent of the management and the other services to be provided to the Trusts or the Funds by FAM and its affiliates under other agreements, including the Administration Agreement, and the personnel who provide these services. In addition to management services and administrative services, FAM and its affiliates will provide shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Trust and the Fund. Each Board also considered FAM's costs of providing services, and the direct and indirect benefits to FAM from its relationships with the Trusts and the Funds. The benefits considered by each Board included not only FAM's compensation for management services under the Management Agreement, but also compensation paid to FAM or its affiliates for other, non-advisory, services provided to the Trusts and the Funds. In connection with its consideration of the Management Agreement, each Board compared the advisory fee rate and expense ratios of the Trusts to those of comparable funds. Each Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Trusts to participate in any economies of scale that FAM may experience as a result of growth in the Trusts' assets. Each Board also reviewed materials supplied by counsel to the Funds and the Trusts that were prepared for use by each Board in fulfilling its duties under the Investment Company Act and state law.

        Based on the information reviewed and the discussions, the Board of Trustees of each Fund and the Board of Trustees of each Trust each concluded that it was satisfied with the nature and quality of the services to be



                                  WCMA FUNDS
provided by FAM to each Fund and each Trust and that the management fee rate was reasonable in relation to such services. The Boards of Trustees of the Trusts, including a majority of the non-interested Trustees, each approved the Management Agreement. The Boards of Trustees of the Funds, including a majority of the non-interested Trustees, each approved the Administration Agreement. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

        Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Funds' Transfer Agent pursuant to a separate Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (each, a "Transfer Agency Agreement"). Pursuant to each Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to each Transfer Agency Agreement, the Transfer Agent receives a fee of $10.00 per account and is entitled to reimbursement from each Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

        Accounting Services. Each Fund entered into a separate agreement with State Street, pursuant to which State Street provides certain accounting services to each Fund and each Trust. Each Fund and each Trust pays a fee for these services. The Manager provides certain additional accounting services to each Fund and each Trust. Each Fund and each Trust reimburses the Manager for the cost of these services.

        Distribution Expenses. Each Fund has entered into a distribution agreement with the Distributor in connection with the continuous offering of shares of such Fund (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also will pay for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreements described above.

Code of Ethics

        The Boards of Trustees of the Funds and the Trusts each have adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act that covers the respective Trust, Fund, Manager and Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Trusts.

                              PURCHASE OF SHARES

        Reference is made to "Your Account -- How to Buy, Sell and Transfer Shares" in the Prospectus.

Eligibility

        WCMA Program. Shares of the Funds will be offered to certain participants in the WCMA program. Program participants generally will have free cash balances invested in the Fund designated by the participant as the primary investment account (the "Primary Money Account"). A subscriber also may elect to have free cash balances deposited in certain other money market funds or individual money market accounts pursuant to the Insured SavingsSM Account. This document does not purport to describe the other money market funds or the Insured Savings Account. For more information about these alternatives, an investor should contact its Merrill Lynch Financial Advisor.


                                  WCMA FUNDS

        Purchases of shares of a Fund designated as the Primary Money Account will be made pursuant to the automatic or manual purchase procedures described below.

        As described under "Investment Objectives and Policies -- Tax-Exempt Fund," the Tax-Exempt Fund has reserved the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in obtaining portfolio securities, it is determined that it is not in the interests of the Fund's shareholders to issue additional shares. If sales of shares of the Tax-Exempt Fund are suspended, a shareholder who has designated such Fund as its Primary Money Account will be permitted to designate another eligible money fund (if available) as the primary account. A Fund shareholder may alternatively designate the Insured Savings Account as its Primary Money Account. Pending such an election, Merrill Lynch will consider various alternatives with respect to automatic investments for such accounts.

        The purchase price for shares of the Funds is the net asset value per share next determined after receipt by a Fund of an automatic or manual purchase order in proper form. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon, Eastern time, pricing on the following business day. A purchase order will not be effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when free cash balances held in program accounts become available to the Funds). There are no minimum investment requirements for program subscribers other than for manual purchases.

        Participants in the WCMA program have the option to change the designation of their Primary Money Account at any time by notifying their Merrill Lynch Financial Advisor. At that time, a participant may instruct its Financial Advisor to redeem shares of a Fund designated as the Primary Money Account and to transfer the proceeds to the share class that the participant is eligible to own in the newly-designated Primary Money Account.

        Automatic Purchases. The delay with respect to the automatic investment of cash balances in a participant's account in shares of the Fund designated as the participant's Primary Money Account is determined by the participant's WCMA service level tier. For further information regarding the timing of sweeps for each tier, a participant should consult with its Merrill Lynch Financial Advisor or the WCMA account agreement and program description booklet.

        Manual Purchases. Participants in the WCMA program may make manual investments of $1,000 or more at any time in shares of a WCMA Fund not selected as that investor's Primary Money Account. Manual purchases shall be effective on the day following the day the order is placed with Merrill Lynch, except that orders involving cash deposits made on the date of a manual purchase shall become effective on the second business day thereafter if they are placed after the cashiering deadline referred to in the preceding paragraph. As a result, program subscribers who enter manual purchase orders that include cash deposits made on that day after such cashiering deadline will not receive the daily dividend which would have been received had their orders been entered prior to the deadline. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a Federal funds wire in the proper amount are met. A program subscriber desiring further information on this method of purchasing shares should contact its Merrill Lynch Financial Advisor.

        Merrill Lynch reserves the right to terminate a subscriber's participation in the WCMA program for any reason.

        All purchases of the Funds' shares and dividend reinvestments will be confirmed to program participants (rounded to the nearest share) in the monthly transaction statement.

        WCMA Mutiple Class Structure. Each Fund offers four share classes, each with its own ongoing fees, expenses and other features. An investors must be eligible to own a particular class of shares. Reference is made to "Your Account-- WCMA Multiple Class Structure" in the Prospectus for certain information with respect to the eligibility requirements to own Class 1, Class 2, Class 3 and Class 4 shares of each Fund.


                                  WCMA FUNDS
                                      28

        Each Class 1, Class 2, Class 3 or Class 4 share of a Fund represents an identical interest in that Fund and has the same rights, except that each class of shares bears to a different degree the expenses of the account maintenance fees (also known as service fees) and distribution fees and the additional incremental transfer agency costs resulting from the conversion of shares. See "Your Account--WCMA Multiple Class Structure" in the Prospectus. The distribution fees and account maintenance fees that are imposed on each class of shares, are imposed directly against that class and not against all assets of the Fund and, accordingly, the differing fee rate for each class does not affect the net asset value or have any impact on any other class of shares. Dividends paid by a Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class is subject to monthly automatic conversions. See "Your Account--WCMA Multiple Class Structure" in the Prospectus.

        Investors should understand the purpose and function of different fee rates with respect to each class, which is to provide for the financing of the distribution of each class of shares of the Funds. Class 4 shares bear the lowest account maintenance and distribution fees because larger accounts cost less to service and distribute and those economies are passed on to the investor. Class 1 shares bear the highest account maintenance and distribution fees because smaller accounts cost more to service and distribute and there are fewer economies to pass on to the investor. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

        Each Fund offers its shares at a public offering price equal to the next determined net asset value per share. The applicable offering price for purchase orders is based upon the net asset value of a Fund next determined after receipt of the purchase order by the Distributor.

        Each Fund or the Distributor may suspend the continuous offering of a Fund's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor.

Distribution Plans

        Reference is made to "Key Facts--Fees and Expenses for WCMA Money Fund," "Key Facts--Fees and Expenses for WCMA Government Fund," "Key Facts--Fees and Expenses for WCMA Tax-Exempt Fund," "Key Facts--Fees and Expenses for WCMA Treasury Fund" and "Your Account--WCMA Multiple Class Structure" in the Prospectus for certain information with respect to the unified distribution plans for each of the Class 1, Class 2, Class 3 and Class 4 shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (each, a "Distribution Plan") with respect to the account maintenance and distribution fees paid by a Fund to the Distributor with respect to such classes.

        The Distribution Plan for each class of shares of the Funds provides that the Funds pay the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of a Fund attributable to Class 1, Class 2, Class 3 and Class 4 shares. The account maintenance fee compensates Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The account maintenance fees are principally to compensate Merrill Lynch Financial Advisors and other Merrill Lynch personnel for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to Class 1, Class 2, Class 3 and Class 4 shares. The fee is paid to the Distributor, who then determines based on a number of criteria, how to allocate such fee among Merrill Lynch Financial Advisors and other Merrill Lynch affiliates. The account maintenance fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch that are covered by the Administration Agreement between each Fund and the Manager. See "Management of the Funds--Management and Advisory Arrangements." Each class has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that shareholders of every class may vote upon any material changes to expenses charged under a Distribution Plan of that Fund).


                                  WCMA FUNDS

        The Distribution Plans for each of the Class 1, Class 2, Class 3 and Class 4 shares each provide that a Fund also pays the Distributor a distribution fee based on the average daily net assets of a Fund attributable to the shares of the relevant class, accrued daily and paid monthly, as follows:


                                                              Annual Rate
                                                              -----------

                  Class 1 shares.......................          0.750%
                  Class 2 shares.......................          0.430%
                  Class 3 shares.......................          0.125%
                  Class 4 shares.......................          0.125%

The distribution fees reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fees are principally to compensate Merrill Lynch Financial Advisors and other Merrill Lynch personnel for selling shares of each Fund. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch that are covered by the Administration Agreement between each Fund and the Manager. See "Management of the Funds--Management and Advisory Arrangements."

        The Fund's Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Trustees of each Fund must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Trustees of each Fund shall be committed to the discretion of the non-interested Trustees then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is reasonable likelihood that each Distribution Plan will benefit the relevant Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders and all material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plans, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plans and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

        Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees of each Fund shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. In the event that the aggregate payments received by Merrill Lynch under a Distribution Plan in any year should exceed the amount of the distribution and shareholder servicing expenditures incurred by Merrill Lynch, Merrill Lynch is required by each Distribution Plan to reimburse the Fund the amount of such excess. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration quarterly and in connection with their deliberations as to the continuance of the Distribution Plans annually. Distribution-related revenues consist of the account maintenance fees and distribution fees. Distribution-related expenses consist of compensation to Merrill Lynch Financial Advisors and other Merrill Lynch personnel.

        The Trustees believe that each Fund's expenditures under its Distribution Plan benefit such Fund and its shareholders by providing better shareholder services and facilitating the sale and distribution of Fund shares.

                                  WCMA FUNDS

Limitations on the Payment of Sales Charges

        The maximum sales charge rule the ("NASD Rule") in the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") imposes a limitation on certain asset-based sales charges such as the distribution fees relating to the Distribution Plans but not the account maintenance fees. The NASD Rule is applied separately to each class of a Fund. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments payable by a Fund to (1) 7.25% of eligible gross sales of each class of shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fees). The Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") is 7.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, a Fund will not make further payments of the distribution fee with respect to its shares; however, a Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

                             REDEMPTION OF SHARES

        Reference is made to "Your Account--How to Buy, Sell and Transfer Shares" in the Prospectus.

Redemption

        Each Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If such notice is received by the Transfer Agent prior to the 12 noon, Eastern time, pricing on any business day, the redemption will be effective on such day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. If the notice is received after 12 noon, Eastern time, the redemption will be effective on the next business day, and payment will be made on such next day.

        From time to time, Merrill Lynch also may offer the Funds to participants in certain other programs sponsored by Merrill Lynch. Some or all of the features of the WCMA program may not be available in such programs and program participation and other fees may be higher. More information on the services and fees associated with such other programs is set forth in the program description booklet that is furnished in connection with such other programs, which may be obtained by contacting a Merrill Lynch Financial Advisor.

        Automatic Redemptions. Redemptions will be effected automatically by Merrill Lynch to satisfy debit balances in a program account created by securities transactions therein or to satisfy debit balances created by credit card purchases, cash advances (which may be obtained through participating banks and automated teller machines) or checks written against the credit card account or electronic fund transfers or other debits. Each program account will be scanned automatically for debits each business day prior to 12 noon, Eastern time. After application of any free cash balances in the account to such debits, shares of the designated WCMA Fund will be redeemed at net asset value at the 12 noon pricing, and funds deposited pursuant to the Insured Savings Account will be withdrawn, to the extent necessary to satisfy any remaining debits in the account. Automatic redemptions or withdrawals will be made first from the participant's Primary Money Account and then, to the extent necessary, from accounts not designated as the Primary Money Account. Unless otherwise requested, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Unless otherwise requested by the participant, redemptions or withdrawals from non-Primary Money Accounts will be made in the order the non-Primary Money Accounts were


                                  WCMA FUNDS
established; thus, redemptions or withdrawals will first be made from the non-Primary Money Account that the participant first established. Margin loans through the Investor CreditLineSM service will be utilized to satisfy debits remaining after the liquidation of all funds invested in or deposited through non-Primary Money Accounts, and shares of the WCMA Funds may not be purchased, nor may deposits be made pursuant to the Insured Savings Account, until all debits and margin loans in the account are satisfied.

        Shares of the Funds also may be automatically redeemed to satisfy debits or make investments in connection with special features offered to WCMA program participants. The redemption of shares of the Funds also may be modified for investors that participate in certain fee-based programs. For more information regarding these features, a program participant should consult the WCMA account agreement and program description booklet.

        Manual Redemptions. Merrill Lynch will satisfy requests for cash by wiring cash to the shareholder's bank account or arranging for the shareholder's Merrill Lynch Financial Advisor to provide the shareholder with a check. Redemption requests should not be sent to the Fund or its Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. Any required shareholder signature(s) must be guaranteed by an "eligible guarantor institution" as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required. Participants in the WCMA program desiring to effect manual redemptions should contact their Merrill Lynch Financial Advisor.

        All redemptions of Fund shares will be confirmed to WCMA program participants (rounded to the nearest share) in the monthly transaction statement.

                       DETERMINATION OF NET ASSET VALUE

        The net asset value of the shares of each class of each Fund is determined by the Manager at 12:00 noon, Eastern time, on each business day that either the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Money Fund, Government Fund and Treasury Fund

        The principal asset of each of the Money Fund, Government Fund and Treasury Fund normally will be its interest in the corresponding Money Trust, Government Trust and Treasury Trust, respectively. The net asset value per share of the Money Fund, Government Fund and Treasury Fund is computed under the "penny rounding" method by adding the value of each Fund's proportionate interest in the net assets of the corresponding Trust plus the value of all of such Fund's securities and other assets, deducting such Fund's liabilities, dividing by the total number of shares of the Fund outstanding at such time and rounding the result to the nearest whole cent. It is anticipated that the net asset value per share of each Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Trusts will be valued at their fair value as determined in good faith by or under direction of that Trust's Board of Trustees.

Tax-Exempt Fund

        The principal asset of Tax-Exempt Fund normally will be its interest in the Tax-Exempt Trust. The net asset value per share of the Tax-Exempt Fund is computed by adding the value of the Fund's proportionate interest



                                  WCMA FUNDS
in the net assets of Tax-Exempt Trust plus the value of all of the Tax-Exempt Fund's securities and other assets, deducting its liabilities and dividing by the number of shares of the Fund outstanding at such time. It is anticipated that the net asset value per share of the Tax-Exempt Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard.

        The Tax-Exempt Trust values its portfolio securities based upon their amortized cost in accordance with the terms of a rule adopted by the Commission. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in evaluation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Trust would receive if it sold the instrument.

                           ------------------------

        In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Trusts will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Trusts will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny rounded" basis (or amortized cost basis, in the case of the Tax-Exempt Fund) will be reported to the Trustees of the Fund by the Manager. In the event the Trustees determine that a deviation exists with respect to any Fund that may result in material dilution or other unfair results to investors or existing shareholders of a Fund, the Fund and its corresponding Trust will take such corrective action as it regards necessary and appropriate, including the reduction of the number of outstanding shares of such Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Trust's average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Trust's capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder's investment in such Fund and its corresponding Trust.

        Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in the account. See "Dividends and Taxes--Taxes" below.

                               YIELD INFORMATION

        Each Fund normally computes its annualized yield in accordance with regulations adopted by the Commission by determining the net changes in value, exclusive of capital changes and income other than investment income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This calculation does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on the Trust's portfolio securities.

                                  WCMA FUNDS

        The yield on each Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by any Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the corresponding Trust's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time. The yield on Government Fund shares and Treasury Fund shares may not, for various reasons, be comparable to the yield on shares of other money market funds or other investments.

        Each Fund recently commenced operations and therefore does not have a yield. Each Fund will be a feeder fund of its corresponding Trust. Each Fund and its corresponding Trust's other feeder fund (the predecessor of that Trust) have identical investment objectives and policies and utilize the same portfolio management personnel. Set forth in the table below is the yield Class 3 and Class 4 shares of each Fund would have had for the period indicated, after giving effect to a fee waiver, based on the performance of the corresponding Trust's predecessor during that period. If the other expenses of each Fund's Class 3 and Class 4 shares, which are expected to be higher than those of the Trust's predecessor, were reflected, returns would be less than those shown. If the table presented the performance of each Fund's Class 1 or Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust's predecessor, returns would be less than those shown. The yield for any given past period of the Trust's predecessor is not necessarily an indication or representation by any Trust or WCMA Fund of future yields or rates of return on their shares.

                                                              Seven-Day Period
                                                              Ended October 31,
                                                                     2002
                                                              (Excluding gains
                                                                  and losses)
                                                              ------------------
        Money Fund.........................................         %
        Government Fund....................................         %
        Tax-Exempt Fund....................................         %
        Treasury Fund......................................         %

        On occasion, each Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data published by Lipper Analytical Services, Inc., (iii) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (iv) historical yield data relating to other central asset accounts similar to the WCMA program. In addition, on occasion, the Money Fund, the Government Fund and the Treasury Fund may each compare their yields to the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of each Fund's yield or relative performance for any future period.

                            PORTFOLIO TRANSACTIONS

        No Trust has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Because each Fund will invest exclusively in beneficial interests in its corresponding Trust, it is expected that all transactions in portfolio securities will be entered into by the Trust. Subject to a policy established by the Trustees and officers of each Trust, the Manager is primarily responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. In placing orders, it is the policy of the Trusts to obtain the best net results, taking into account such factors as price of the securities offered, the type of transaction involved, the firm's general execution and operational facilities and the firm's risk and skill in positioning the securities involved. While the Manager generally seeks reasonably competitive trade execution costs, the Trusts will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover.

        The portfolio securities in which each Trust invests are traded primarily in the over-the-counter ("OTC") market. Where possible, each Trust will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Money Trust, Government Trust and Treasury Trust invest, and the Tax-


                                  WCMA FUNDS

Exempt Securities in which the Tax-Exempt Trust invests, are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions for each Trust will primarily consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with a Trust are prohibited from dealing with the Trust as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of a Trust may not serve as a Trust's dealer in connection with such transactions, except pursuant to the exemptive order described below. An affiliated person of a Trust may serve as its broker in OTC transactions conducted on an agency basis. A Trust may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act or, likewise, under an exemptive order.

        The Commission has issued an exemptive order permitting the Money Trust, Government Trust and Treasury Trust to conduct principal transactions with Merrill Lynch Government Securities Inc. ("GSI") in U.S. Government and U.S. Government agency securities, with Merrill Lynch Money Markets, Inc. ("MMI") in certificates of deposit and other short term bank money market instruments and commercial paper and with Merrill Lynch in fixed income securities including medium term notes. The order contains a number of conditions, including conditions designed to insure that the price to the Money Trust, Government Trust and Treasury Trust from GSI, MMI or Merrill Lynch is equal to or better than that available from other sources. GSI, MMI and Merrill Lynch have informed the Money Trust, Government Trust and Treasury Trust that they will in no way, at any time, attempt to influence or control the activities of the Trust or the Manager in placing such principal transactions. The exemptive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with the Money Trust, Government Trust and Treasury Trust no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved.

        The Commission issued a separate exemptive order permitting the Tax-Exempt Trust to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities with remaining maturities of one year or less. This order contains a number of conditions, including conditions designed to insure that the price to the Tax-Exempt Trust from Merrill Lynch is equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Trust that it will in no way, at any time, attempt to influence or control the activities of the Trust or the Manager in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Trust no greater than its customary dealer spread for transactions of the type involved. The Tax-Exempt Trust can also purchase Tax-Exempt Securities from underwriting syndicates of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act.

        The Trustees of each Trust have considered the possibilities of recapturing for the benefit of the Trusts expenses of possible portfolio transactions, such as dealers' spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged for each Trust's custodian to receive any tender offer solicitation fees on behalf of the Trusts payable with respect to portfolio securities of the Trusts.

        The Trusts do not expect to use one particular dealer, but, subject to obtaining the best net results, dealers who provide supplemental investment research to the Manager may receive orders for transactions by the Trusts. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreement with each Trust and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

        The Trusts have received an exemptive order from the Commission permitting them to lend portfolio securities to Merrill Lynch or its affiliates. Currently, the Government Trust, the Tax-Exempt Trust and the Treasury Trust are prohibited by their fundamental investment restrictions from making loans to other persons and, therefore, may not engage in securities lending unless shareholders approve the elimination of that restriction. Pursuant to the order, the Money Trust has retained an affiliate of the Manager as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. That entity may, on behalf of the Money Trust, invest cash collateral received by the Money Trust for such loans, among other things, in a private


                                  WCMA FUNDS
investment company managed by that entity or in registered money market funds advised by the Manager or its affiliates.

         Securities held by the Trusts also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or MLIM acts as an investment adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a Trust or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by the Manager or MLIM. To the extent that transactions on behalf of more than one client of the Manager or MLIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

                              DIVIDENDS AND TAXES

Dividends

         Dividends are declared and reinvested daily by each Fund in the form of additional shares at net asset value. Each Fund's net income for dividend purposes is determined at 12 noon, Eastern time, on each day the NYSE or New York banks are open for business, immediately prior to the determination of such Fund's net asset value on that day (see "Determination of Net Asset Value"). Such reinvestments will be reflected in shareholders' monthly WCMA transaction statements. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption, except that in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of a Fund is determined, the net asset value per share of each Fund normally remains constant at $1.00 per share.

         Net income of each Fund (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less amortization of premiums and the estimated expenses of the Fund (including the fees payable to the Manager) for the period, (iii) plus or minus all realized gains and losses on portfolio securities. The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Unrealized gains and losses are reflected in each Fund's net assets and are not included in net income.

Taxes

         The Funds intend to elect and to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as each Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

     Taxation of Ordinary Income and Capital Gain Dividends

         Dividends paid by the Money Fund, the Government Fund and the Treasury Fund or, if applicable, the Tax-Exempt Fund from their ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses ("capital gain dividends") are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned the Fund shares. Certain categories of capital gain dividends are taxable at different rates. Except in the case of shares of the Tax-Exempt Fund (see "Tax Rules Applicable to the Tax-Exempt Fund and Its

                                  WCMA FUNDS

Shareholders," below), any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of their taxable years, the Funds will provide their respective shareholders with a written notice designating the amounts of any capital gain dividends or exempt-interest dividends, if applicable, as well as the amount of capital gains in the different categories of capital gain referred to above. Ordinary income and capital gain dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.

         The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. Although the Funds intend to distribute their income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund's taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, any such Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. Because the required distributions are based only on taxable income, the excise tax generally will not apply to the tax-exempt income of a RIC, such as the Tax-Exempt Fund, that pays exempt-interest dividends, as described below.

       Tax Rules Applicable to the Tax-Exempt Fund and its Shareholders

         The Tax-Exempt Fund intends to qualify to pay "exempt-interest dividends" as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations") under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Tax-Exempt Fund shall be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Tax-Exempt Fund as exempt-interest dividends in a written notice mailed to the Tax-Exempt Fund's shareholders within sixty days after the close of its taxable year. To the extent that the dividends distributed to the Tax-Exempt Fund's shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person's social security and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends, such as the Tax-Exempt Fund, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a "substantial user" or "related person" under Code
Section 147(a) with respect to property financed with the proceeds of an issue of "industrial development Bonds" or "private activity bonds," if any, held by the Tax-Exempt Fund.

         All or a portion of the Tax-Exempt Fund's gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Tax-Exempt Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

         The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on "private activity bonds" issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of "tax


                                  WCMA FUNDS
preference," which could subject certain investors in such bonds, including shareholders of the Tax-Exempt Fund, to a Federal alternative minimum tax. The Tax-Exempt Fund will purchase such "private activity bonds" and will report to shareholders within 60 days after its calendar year-end the portion of the Tax-Exempt Fund's dividends declared during the year which constitutes an item of tax preference for Federal alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay Federal alternative minimum tax on exempt-interest dividends received from the Tax-Exempt Fund.

        The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Tax-Exempt
Fund) during the taxable year.

General Taxation

        Distributions by the Funds, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

        If the value of assets held by a Fund declines, the Board of Trustees of that Fund may authorize a reduction in the number of outstanding shares in the respective shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions from ordinary income and capital gains paid by such Fund, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

        Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

        Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

        Under certain Code provisions, some shareholders may be subject to a withholding tax on ordinary income dividends and on capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

        A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

                                  WCMA FUNDS

        Ordinary income dividends and capital gain dividends also may be subject to state and local taxes.

        Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

        Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their valuation of an investment in the Funds.

        Based on published guidance from the IRS and classification of the Trust as a partnership for tax purposes, the Fund intends to look to the underlying assets of the Trust in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts supporting the Fund's reliance on the IRS guidance is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act), then the Board of Trustees of the Fund will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw the Fund's investment from the Trust and to retain an investment adviser to manage the Fund's assets in accordance with the investment policies applicable to the Fund. See "Investment Objective and Policies."


                              GENERAL INFORMATION

Organization of the Funds and Trusts

        The Money Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund are each a "feeder" fund that invests in a corresponding Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust, respectively. Investors in each Fund have an indirect interest in a Fund's corresponding Trust. The Trusts accept investments from other feeder funds, and all of the feeders of a Trust bear the Trust's expenses in proportion to their assets. This structure permits the pooling of assets of two or more feeder funds in each Trust in an effort to achieve potential economies of scale and efficiencies in portfolio management while preserving separate identities, management, pricing structures and/or distribution channels at the feeder fund level. A larger investment portfolio also may reduce certain transaction costs to the extent that contributions to and redemptions from a Trust from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Trust on more attractive terms, or could experience better performance, than another feeder.

        Each Fund is a Massachusetts business trust, organized on August 30, 2002. Each Fund is a no-load, diversified, open-end investment company. The Declarations of Trust do not require that the Funds hold annual meetings of shareholders. However, each Fund and each Trust, as applicable, will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of such Fund or Trust. Each Fund also would be required to hold a special shareholders' meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each Fund's Declaration of Trust provides that a shareholders' meeting may be called for any reason at the request of a majority of the Trustees or by any Trustee upon written request of shareholders holding in the aggregate not less than one-third of the voting power of the outstanding shares entitled to vote on the matters specified in such written request. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

        The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.



                                  WCMA FUNDS

        Each Trust is organized as a Delaware business trust. Whenever a Fund is requested to vote on any matter relating to the Trust, the Fund will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

        Whenever a Trust holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of a Trust. A Fund may withdraw from a Trust at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund's assets directly.

        The Manager will provide the initial capital for each Fund by purchasing 25,000 shares of each class of each Fund for an aggregate of $100,000. Such shares were acquired for investment and can only be disposed of by redemption.

Description of Shares

        The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares, par value $0.10 per share, that may be divided into one or more series and/or classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions except that each class bears certain expenses related to the account maintenance and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive rights. The rights of redemption, conversion and exchange are described elsewhere herein and in the Prospectus of the Funds. Shares of each Fund are fully paid and non-assessable by the Fund.

        Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees to the Funds and on other matters submitted to the vote of shareholders. All classes vote together as a single class, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that shareholders of any class may vote upon any material changes to expenses charged under a Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of a Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. The Trustees may amend any Declaration of Trust without a shareholder vote, except under certain limited circumstances set forth in the Declaration of Trust.

Independent Auditors

        ______________________________, has been selected as the independent auditors of each Fund and each Trust. The independent auditors are responsible for auditing the annual financial statements of each Fund and each Trust.

Accounting Services Provider

        State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for each Fund and each Trust.

Custodian

        State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (the "Custodian"), acts as custodian of each Trust's assets and each Fund's assets. The Custodian is responsible for safeguarding and


                                  WCMA FUNDS
controlling each Trust's and each Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Trust's and each Fund's investments.

Transfer Agent

        Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6225 (the "Transfer Agent"), acts as each Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Your Account-- How to Buy, Sell and Transfer Shares" in the Prospectus.

Legal Counsel

        Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019-6018, is counsel for the Trusts and the Funds.

Reports to Shareholders

        The fiscal year of each Fund ends on the last day of March of each year. Each Fund sends to its shareholders, at least semi-annually, reports showing information related to a Trust and other information. An Annual Report containing financial statements audited by independent auditors is sent to each Fund's shareholders each year.

Shareholder Inquiries

        Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

        The Prospectus and this Statement of Additional Information with respect to the shares of the Funds do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which each Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

        As of the date of this Statement of Additional Information, the Manager owned 100% of the outstanding shares of beneficial interest of each Fund. The Manager may be deemed to control a Fund until such time as it owns less than 25% of the outstanding shares of a Fund.


                                  WCMA FUNDS

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund as of November , 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Money Fund as of November __, 2002, in conformity with accounting principles generally accepted in the United States of America.




New York, New York
November ___, 2002




                               WCMA MONEY FUND

                                 WCMA MONEY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 November __, 2002
ASSETS:
  Cash (Note 1)                                                        $100,000
  Prepaid registration fees (Note 3)
  Prepaid offering costs (Note 3)                                      --------
        Total Assets                                                   $
                                                                       ========

LIABILITIES:
     Liabilities and accrued expenses                                  $
                                                                       --------

NET ASSETS:                                                            $100,000

NET ASSETS CONSIST OF:
  Class 1 shares of beneficial interest, $.10 par value,
    unlimited number of shares authorized;
    25,000 shares issued and outstanding                                $ 2,500
  Class 2 shares of beneficial interest, $.10 par value,
    unlimited number of shares authorized;
    25,000 shares issued and outstanding                                $ 2,500
  Class 3 shares of beneficial interest, $.10 par value,
    unlimited number of shares authorized;
    25,000 shares issued and outstanding                                $ 2,500
  Class 4 shares of beneficial interest, $.10 par value,
    unlimited number of shares authorized;
    25,000 shares issued and outstanding                                $ 2,500
  Paid-in-Capital in excess of par                                      $90,000
                                                                    -----------

NET ASSETS:                                                            $100,000
                                                                    ===========

NET ASSET VALUE:

Class 1--Based on net assets of $25,000 and 25,000 shares outstanding   $ 1.00
Class 2--Based on net assets of $25,000 and 25,000 shares outstanding   $ 1.00
Class 3--Based on net assets of $25,000 and 25,000 shares outstanding   $ 1.00
Class 4--Based on net assets of $25,000 and 25,000 shares outstanding   $ 1.00

Notes to Financial Statement.
(1) WCMA Money Fund (the "Fund") was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act as a no-load diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the "Manager"). The Fund invests all of its assets in Master Money Trust (the "Trust").
(2) The Trust will enter into a management agreement with the Manager. The Fund will enter into an administration agreement with Fund Asset Management, L.P. as Adminstrator (the "Administrator") and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor"). (See "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or trustees of the Trust and/or the Fund are officers and/or directors of the Manager, the Administrator and the Distributor.
(3) Prepaid offering costs consist of registration fees and of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $________.




                               WCMA MONEY FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
Master Money Trust:

We have audited the accompanying statement of assets and liabilities of Master Money Trust as of November__, 2002. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinions.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Money Trust as of November ___, 2002, in conformity with accounting principles generally accepted in the United States of America.



New York, New York
November _____, 2002


                               WCMA MONEY FUND

                               MASTER MONEY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 November ____, 2002
ASSETS:
     Cash                                                             $100,000
                                                                     ----------
     Prepaid offering costs (Note 3)
                                                                     ----------
        Total Assets                                                 $
                                                                     ==========

Less liabilities and accrued expenses
                                                                     ----------

Net Assets applicable to investors' interest in the Fund (Note 1)     $100,000
                                                                     ==========


Notes to Financial Statement.
(1) Master Money Trust (the "Trust") was organized as a Delaware business trust on August 29, 2002. CMA Money Fund and WCMA Money Fund invests their assets in the Trust. To date, the Trust has not had any transactions other than those relating to organizational matters and a $100,000 capital contribution to the Trust by CMA Money Fund.
(2) The Trust will enter into an management agreement with the Fund Asset Management , L.P. (the "Manager"). (See "Management Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor").
(3) Prepaid offering costs consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Trust. The Manager, on behalf of the Trust, will incur organization costs estimated at $______.


                               WCMA MONEY FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
WCMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Government Securities Fund as of November _____, 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Government Securities Fund as of November ___, 2002, in conformity with accounting principles generally accepted in the United States of America.




New York, New York
November  ____, 2002



                             WCMA GOVERNMENT FUND



                         WCMA GOVERNMENT SECURITIES FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 November ___, 2002
ASSETS:
     Cash (Note 1)                                                                           $100,000
     Prepaid registration fees (Note 3)
     Prepaid offering costs (Note 3)
                                                                                           -----------
        Total Assets                                                                       $
                                                                                           ===========

LIABILITIES:
     Liabilities and accrued expenses                                                      $
                                                                                           -----------

NET ASSETS:                                                                                  $100,000

NET ASSETS CONSIST OF:
     Class 1 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 2 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 3 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 4 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Paid-in Capital in excess of par                                                         $90,000
                                                                                           -----------

NET ASSETS:                                                                                  $100,000
                                                                                           ===========

NET ASSET VALUE:

Class 1--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00
Class 2--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00
Class 3--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00
Class 4--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00



Notes to Financial Statement.
(1) WCMA Government Securities Fund (the "Fund") was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act as a no-load diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the "Manager"). The Fund invests all of its assets in Master Government Securities Trust (the "Trust").
(2) The Trust will enter into a management agreement with the Manager. The Fund will enter into an administration agreement with Fund Asset Management, L.P. as Adminstrator (the "Administator") and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor"). (See "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or trustees of the Trust and/or the Fund are officers and/or directors of the Manager, the Administrator and the Distributor.
(3) Prepaid offering costs consist of registration fees and of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $ .



                             WCMA GOVERNMENT FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Master Government Securities Trust as of November ___, 2002. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinions.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Government Securities Trust as of November ___, 2002, in conformity with accounting principles generally accepted in the United States of America.



New York, New York
November _____, 2002


                             WCMA GOVERNMENT FUND

                       MASTER GOVERNMENT SECURITIES TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                              November ___, 2002
ASSETS:
     Cash                                                           $100,000
                                                                   -----------
     Prepaid offering costs (Note 3)
                                                                   -----------
        Total Assets                                                $
                                                                   ===========

Less liabilities and accrued expenses
                                                                   -----------

Net Assets applicable to investors' interest in the Fund (Note 1)   $100,000
                                                                   ===========


Notes to Financial Statement.
(1) Master Government Securities Trust (the "Trust") was organized as a Delaware business trust on August 29, 2002. CMA Government Securities Fund and WCMA Government Securities Fund invest all of their assets in the Trust. To date, the Trust has not had any transactions other than those relating to organizational matters and a $100,000 capital contribution to the Trust by the CMA Government Securities Fund.
(2) The Government Trust will enter into an management agreement with Fund Asset Management, L.P. (the "Manager"). (See "Management Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor").
(3) Prepaid offering costs consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Trust. The Manager, on behalf of the Trust, will incur organization costs estimated at $____.




                             WCMA GOVERNMENT FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund as of November ___, 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Tax-Exempt Fund as of November ___, 2002, in conformity with accounting principles generally accepted in the United States of America.




New York, New York
November ___, 2002



                             WCMA TAX-EXEMPT FUND


                             WCMA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               November __, 2002

ASSETS:
     Cash (Note 1)                                                                           $100,000
     Prepaid registration fees (Note 3)
     Prepaid offering costs (Note 3)
                                                                                           -----------
        Total Assets                                                                       $
                                                                                           ===========

LIABILITIES:
     Liabilities and accrued expenses                                                      $
                                                                                           -----------

NET ASSETS:                                                                                  $100,000

NET ASSETS CONSIST OF:
     Class 1 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 2 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 3 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 4 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
      Paid-in Capital in excess of par                                                        $90,000
                                                                                           -----------

NET ASSETS:                                                                                  $100,000
                                                                                           ===========

NET ASSET VALUE:

Class 1--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00
Class 2--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00
Class 3--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00
Class 4--Based on net assets of $25,000 and 25,000 shares outstanding                          $ 1.00



Notes to Financial Statement.
(1) WCMA Tax-Exempt Fund (the "Fund") was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act as a no-load diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the "Manager"). The Fund invests all of its assets in Master Tax-Exempt Trust (the "Trust").
(2) The Trust will enter into a management agreement with the Manager. The Fund will enter into an adminstration agreement with Fund Asset Management, L.P. as Administrator (the "Adminstrator") and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor"). (See "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or trustees of the Trust and/or the Fund are officers and/or directors of the Manager, and the Administrator and the Distributor.
(3) Prepaid offering costs consist of registration fees and of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $ .


                             WCMA TAX-EXEMPT FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt Trust as of November ____, 2002. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinions.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of November _____, 2002, in conformity with accounting principles generally accepted in the United States of America.



New York, New York
November ____, 2002



                             WCMA TAX-EXEMPT FUND

                             MASTER TAX-EXEMPT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                 November __, 2002

ASSETS:
     Cash                                                             $100,000
                                                                      ----------
     Prepaid offering costs (Note 3)
                                                                      ----------
        Total Assets                                                  $
                                                                      ==========

Less liabilities and accrued expenses
                                                                      ----------

Net Assets applicable to investors' interest in the Fund (Note 1)      $100,000
                                                                      ==========


Notes to Financial Statement.
(1) Master Tax-Exempt Trust (the "Trust") was organized as a Delaware business trust on August 29, 2002. CMA Tax-Exempt Fund and WCMA Tax-Exempt Fund invest all of their assets in the Trust. To date, the Trust has not had any transactions other than those relating to organizational matters and a $100,000 capital contribution to the Trust by the CMA Tax-Exempt Fund.
(2) The Trust will enter into an management agreement with the Fund Asset Management, L.P. (the "Manager"). (See "Management Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor").
(3) Prepaid offering costs consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Trust. The Manager, on behalf of the Trust, will incur organization costs estimated at $______.




                             WCMA TAX-EXEMPT FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
WCMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Treasury Fund as of November__, 2002. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Treasury Fund as of November ___, 2002, in conformity with accounting principles generally accepted in the United States of America.




New York, New York
November  ___, 2002



                              WCMA TREASURY FUND


                               WCMA TREASURY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                 November ___, 2002
ASSETS:
     Cash (Note 1)                                                                           $100,000
     Prepaid registration fees (Note 3)
     Prepaid offering costs (Note 3)
                                                                                           -----------
        Total Assets                                                                       $
                                                                                           ===========

LIABILITIES:
     Liabilities and accrued expenses                                                      $
                                                                                           -----------

NET ASSETS:                                                                                  $100,000

NET ASSETS CONSIST OF:
     Class 1 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 2 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 3 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Class 4 shares of beneficial interest, $.10 par value,
          unlimited number of shares authorized;
          25,000 shares issued and outstanding                                                $ 2,500
     Paid-in Capital in excess of par                                                         $90,000
                                                                                           -----------

NET ASSETS:                                                                                  $100,000
                                                                                           ===========

NET ASSET VALUE:
     Class 1--Based on net assets of $25,000 and 25,000 shares outstanding                     $ 1.00
     Class 2--Based on net assets of $25,000 and 25,000 shares outstanding                     $ 1.00
     Class 3--Based on net assets of $25,000 and 25,000 shares outstanding                     $ 1.00
     Class 4--Based on net assets of $25,000 and 25,000 shares outstanding                     $ 1.00



Notes to Financial Statement.
(1) WCMA Treasury Fund (the "Fund") was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act as a no-load diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the "Manager"). The Fund invests all of its assets in Master Treasury Trust (the "Trust").
(2) The Trust will enter into a management agreement with the Manager. The Fund will enter into an adminstration agreement with Fund Asset Management, L.P. as Adminstrator (the "Adminstrator") and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor"). (See "Management of the Fund--Management and Advisory Arrangements" in the Statement of Additional Information.) Certain officers and/or trustees of the Trust and/or the Fund are officers and/or directors of the Manager, the Administrator and the Distributor.
(3) Prepaid offering costs consist of registration fees and of legal and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $_______.



                              WCMA TREASURY FUND

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder,
Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities of Master Treasury Trust as of November ____ , 2002. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinions.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Treasury Trust as of November ___, 2002, in conformity with accounting principles generally accepted in the United States of America.



New York, New York
November  ___, 2002





                              WCMA TREASURY FUND

                              MASTER TREASURY TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                              November ___, 2002
ASSETS:
     Cash                                                           $100,000
                                                                    ----------
     Prepaid offering costs (Note 3)
                                                                    ----------
        Total Assets                                                $
                                                                    ==========

Less liabilities and accrued expenses
                                                                    ----------

Net Assets applicable to investors' interest in the Fund (Note 1)    $100,000
                                                                    ==========


Notes to Financial Statement.
(1) Master Treasury Trust (the "Trust") was organized as a Delaware business trust on August 30, 2002. CMA Treasury Fund and WCMA Treasury Fund invest all of their assets in the Trust. To date, the Trust has not had any transactions other than those relating to organizational matters and a $100,000 capital contribution to the Trust by the CMA Treasury Fund.
(2) The Trust will enter into an management agreement with Fund Asset Management, L.P. (the "Manager"). (See "Management Services" in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated (the "Distributor").
(3) Prepaid offering costs consist of legal fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Trust. The Manager, on behalf of the Trust, will incur organization costs estimated at $______.


                              WCMA TREASURY FUND

                                   APPENDIX A

                   Description of Commercial Paper, Bank Money Instruments
                          and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

         Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the obligor's capacity to meet its financial commitment on the obligation is strong; A-2 indicates that the capacity for timely repayment is satisfactory; and A-3 indicates that capacity for timely payment is adequate. They are more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2.

         Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong capacity for repayment, but to a lesser degree than Prime-1.

         Fitch, Inc. ("Fitch") employs the rating F 1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F 2 indicates a satisfactory capacity for timely payment. The rating F 3 indicates an adequate capacity.

Corporate Bonds

         Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. The obligor's capacity to meet its financial commitment is extremely strong. Bonds rated AA differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment is very strong.

         Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in the Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issue ranks in the lower end of its generic rating category.

         Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Municipal Notes and Short Term Tax-Exempt Commercial Paper

         Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the obligor's capacity to meet its financial obligation is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that the obligor's capacity to meet its financial obligation is satisfactory. A Standard & Poor's rating with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt



                                  WCMA FUNDS
service will be given an SP-1+ designation. SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         Moody's employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody's highest rating for short-term notes and VRDOs is MIG1/VMIG1; MIG-1/VMIG-1 denotes "superior credit quality", enjoying "highly reliable liquidity support" or "demonstrated broad-based access to the market for refinancing"; MIG2/VMIG2 denotes "strong credit quality" with margins of protection that are ample although not so large as MIG1/VMIG1.

         Fitch employs the rating F-1+ to indicate short term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

         Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. The obligor's capacity to meet its financial obligation is extremely strong. Bonds rated AA differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A Standard & Poor's municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific obligation. It takes into consideration obligors such as guarantors and insurers of lessees.

         Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Moody's applies the numerical modifier 1 to the classifications Aa through Caa to indicate that Moody's believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Bonds rated AAA by Fitch denote the lowest expectation of credit risk. Bonds rated AA denote a very low expectation of credit risk. Both ratings indicate a strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. The ratings take into consideration special features of a specific issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.





                                  WCMA FUNDS

                                  APPENDIX B

                 Information Concerning Tax-Exempt Securities

  Description of Tax-Exempt Securities

         Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from Federal income tax.

         The two principal classifications of Tax-Exempt Securities are "general obligation" bonds and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may generally include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligations bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

         Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and repayment of principal when due. There are variations in the risks involved in holding Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of such Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Tax-Exempt Fund to pay "exempt-interest dividends" would be adversely affected and the Tax-Exempt Fund would re-evaluate its investment objective and policies and consider changes in its structure.

      Ratings of Municipal Notes and Short Term Tax-Exempt Commercial Paper

         Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the obligor's capacity to meet its financial obligation is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that the obligor's capacity to meet its financial obligation is satisfactory. A Standard & Poor's rating with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an "SP-1+" designation. SP-2, the second highest note rating, indicates a satisfactory capacity




                                  WCMA FUNDS
to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         Moody's employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody's highest rating for short-term notes and VRDOs is MIG1/VMIGl; MIG1/VMIG1 denotes "best quality", enjoying "strong protection by established cash flows," "superior liquidity support" or "demonstrated broad-based access to the market for refinancing"; MIG2/VMIG2 denotes "high quality" with margins of protection that are ample although not so large as MIG1/VMIG1.

         Fitch employs the rating F-l+ to indicate short term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-l+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

     Ratings of Municipal Bonds

         Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. The obligor's capacity to meet its financial obligation is extremely strong. Bonds rated AA differ from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A Standard & Poor's municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors and insurers of lessees.

         Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies the numerical modifier 1 to the classifications Aa through Caa to indicate that Moody's believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Bonds rated AAA by Fitch denote the lowest expectation of credit risk. Bonds rated AA denote a very low expectation of credit risk. Both ratings indicate a strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to reasonably foreseeable events. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.




                                  WCMA FUNDS

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CODE #[ ]



                                  WCMA FUNDS

                            PART C: OTHER INFORMATION

Item 23. Exhibits.

  Exhibit
   Number                                    Description
------------ ------------------------------------------------------------------
     1       --    Declaration of Trust of the Registrant dated August 30, 2002.
     2       --    By-Laws of the Registrant.
     3       --    Portions of the Declaration of Trust and By-Laws of the
                   Registrant defining the rights of holders of shares of the
                   Registrant.(a)
     4       --    None.
     5       --    Form of Unified Distribution Agreement between the
                   Registrant and Merrill Lynch, Pierce, Fenner & Smith
                   Incorporated ("Merrill Lynch").*
     6       --    None.
     7       --    Form of Custody Agreement between the Registrant and State
                   Street Bank and Trust Company.*
     8  (a)  --    Form of Administration Agreement between the Registrant and
                   Fund Asset Management, L.P. (the "Manager" or "FAM").*
        (b)  --    Form of Transfer Agency, Dividend Disbursing Agency and
                   Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.*
        (c)  --    Form of Working Capital Management Account Agreement.*
        (d)  --    Form of Administrative Services Agreement between the
                   Registrant and State Street Bank and Trust Company.*
     9       --    Opinion of Sidley Austin Brown & Wood LLP, counsel to the
                   Registrant.*
    10       --    Consent of __________________, independent auditors for the
                   Registrant.*
    11       --    None.
    12       --    Certificate of FAM.*
    13  (a)  --    Form of Class 1 Shares Distribution Plan of the Registrant.*
        (b)  --    Form of Class 2 Shares Distribution Plan of the Registrant.*
        (c)  --    Form of Class 3 Shares Distribution Plan of the Registrant.*
        (d)  --    Form of Class 4 Shares Distribution Plan of the Registrant.*
    14       --    18f-3 Plan.*
    15       --    Code of Ethics for Registrant.(c)

--------------------
(a) Reference is made to Article I, Article II, Section 2.3 and Articles III, IV, V, VI, VII, VIII, IX and X and Appendices A and B of the Registrant's Declaration of Trust, filed as Exhibit 1 to this Registration Statement; and to Articles I, VI, VII and VIII of the Registrant's By-Laws, filed as
     Exhibit 2 to this Registration Statement.
(b)  Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment
     No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(c) Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.
*    To be filed by amendment.


Item 24. Persons Controlled by or under Common Control with the Registrant.

        The Registrant will own beneficial interests in Master Treasury Trust (the "Trust"). As of the date of this Registration Statement, FAM owns 100% of the beneficial interests of the Registrant. Therefore, the Registrant and the Trust are under the common control of the Manager.

Item 25. Indemnification.

        Reference is made to Articles IV and IX of the Registrant's Declaration of Trust, Article IV of the Registrant's Administration Agreement and Section 7 of the Registrant's Unified Distribution Agreement.

        Section 4.3 of the Registrant's Declaration of Trust provides as follows:

        (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust, to the fullest extent permitted by law (including the Investment Company Act of 1940, as amended (the "Investment Company Act") as currently in effect or as hereafter amended, against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

               (ii) the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

        (b)    No indemnification shall be provided hereunder to a Covered
        Person:

               (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office;

               (ii) with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual's action was in the best interest of the Trust; or

               (iii) in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual's office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

                      (A) by vote of a majority of the Disinterested Trustees
               (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

                      (B) by written opinion of legal counsel chosen by the
               Trustees and determined by them in their reasonable judgment to be independent.

        (c) The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall affect any rights to indemnification to which personnel, including Covered Persons, may be entitled by contract or otherwise under law.

        (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this
Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 4.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel selected as provided in
        Section 4.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

        As used in this Section 4.3 a "Disinterested Trustee" is one (i) who is not an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

        Section 9.3(b) of the Registrant's Declaration of Trust provides as follows:

        (b) Nothing contained in the Declaration shall permit the amendment of the Declaration to impair the exemption from personal liability or limit the rights to indemnification provided in Section 4.3 of the present or former Shareholders, Trustees or officers of the Trust.

        The Registrant's By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 4.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

        In Article IV of the Administration Agreement, the Registrant agrees to indemnify the Administrator for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management and administration of the Registrant, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

        In Section 7 of the Unified Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

        Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Manager.

        FAM acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Multi-State Municipal Series Trust, Financial Institutions Series Trust, Master Basic Value Trust, Master Focus Twenty Trust, Master Government Securities Trust, Master Large Cap Series Trust, Master Money Trust, Master Small Cap Value Trust, Master Tax-Exempt Trust, Master Treasury Trust, Master U.S. High Yield Trust, Mercury Global Holdings, Inc., Mercury HW Funds, Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch World Income Fund, Inc., The Asset Program, Inc., The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Corporate High Yield Fund IV, Inc., Corporate High Yield Fund V, Inc., Debt Strategies Fund, Inc., Master Senior Floating Rate Trust, MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield Michigan Insured Fund II, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc. and Senior High Income Portfolio, Inc.

        Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies: Global Financial Services Master Trust, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and The Asset Program, Inc.; and for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and The S&P 500(R)Protected Equity Fund, Inc. MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EO Advisors Trust.

        The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, MLIM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") also is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors ("FAMD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund's transfer agent, Financial Data Services, Inc.
("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

        Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.


                                                            Other Substantial Business,
                                Position(s) with the          Profession, Vocation or
            Name                       Manager                      Employment
--------------------------  ---------------------------  -----------------------------
ML & Co.                      Limited Partner            Financial Services Holding
                                                         Company; Limited Partner of MLIM

Princeton Services            General Partner            General Partner of MLIM

Terry K. Glenn                Chairman and Executive     Chairman (Americas Region) and
                              Vice President             Executive Vice President of
                                                         MLIM; Executive Vice President
                                                         and Director of Princeton
                                                         Services; President and Director
                                                         of FAMD; President of Princeton
                                                         Administrators; Director of FDS

Donald C. Burke               First Vice President and   First Vice President, Treasurer
                              Treasurer                  and Director of Taxation of
                                                         MLIM; Senior Vice President and
                                                         Treasurer of Princeton Services;
                                                         Vice President of FAMD

Robert C. Doll, Jr.           President                  President of MLIM; Co-Head
                                                         (Americas Region) and Senior
                                                         Vice President of the Manager
                                                         and MLIM from 2000 to 2001;
                                                         Senior Vice President of
                                                         Princeton Services; Chief
                                                         Investment Officer of
                                                         OppenheimerFunds, Inc. in 1999
                                                         and Executive Vice President
                                                         thereof from 1991 to 1999

Philip L. Kirstein            General Counsel            General Counsel (Americas
                                                         Region) of MLIM; Senior Vice
                                                         President, Secretary, General
                                                         Counsel and Director of
                                                         Princeton Services

Debra W. Landsman-Yaros       Senior Vice President      Senior Vice President of MLIM;
                                                         Senior Vice President of
                                                         Princeton Services; Vice
                                                         President of FAMD

Stephen M. M. Miller          Senior Vice President      Executive Vice President of
                                                         Princeton Administrators; Senior
                                                         Vice President of Princeton
                                                         Services


Item 27. Principal Underwriters.

        (a) Merrill Lynch acts as the principal underwriter for the Registrant. Merrill Lynch also acts as the principal underwriter for each of the following open-end investment companies: CBA Money Fund; CMA Money Fund; CMA Treasury Fund; CMA Tax-Exempt Fund; nine other series of CMA Multi-State Municipal Series Trust;

CMA Government Securities Fund; The Corporate Fund Accumulation Program,
Inc., The Municipal Fund Accumulation Program, Inc., WCMA Money Fund, WCMA Government Securities Fund, WCMA Tax-Exempt Fund and WCMA Treasury Fund and also acts as the principal underwriter for each of the closed-end investment companies referred to in the first paragraph of Item 26, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

        (b) Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is 4 World Financial Center, New York, New York 10281.


                                                                             Position(s) and
                                     Position(s) and Office(s)                  Office(s)
          Name                          with Merrill Lynch                   with Registrant
------------------------  ----------------------------------------------    -----------------
E. Stanley O'Neal          Chairman of the Board, Chief Executive
                             Officer and Director                                  None
Thomas H. Patrick          Director and Executive Vice President                   None
George A. Schieren         Director and General Counsel                            None
Rosemary T. Berkery        Executive Vice President                                None
Dominic A. Carone          Controller and First Vice President                     None
Thomas W. Davis            Executive Vice President                                None
Barry S. Friedberg         Executive Vice President                                None
John J. Fosina             Chief Financial Officer and First Vice
                           President                                               None
James B. Gorman            Executive Vice President                                None
Jerome P. Kenny            Executive Vice President                                None
John A. McKinley           Executive Vice President                                None
Arshad R. Zakaria          Executive Vice President                                None
Judith A. Witterschein     Secretary and First Vice President                      None


        (c)    Not applicable.

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29. Management Services.

        Other than as set forth under the caption "Management of the Funds -- Fund Asset Management" in the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Funds -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related services contract.

Item 30. Undertakings.

        (a)    Not applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 10th day of September, 2002.

                                   WCMA TREASURY FUND
                                  (Registrant)


                                   By:  /s/ TERRY K. GLENN
                                      -------------------------------
                                       (Terry K. Glenn, President)


        Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, Robert C. Doll, Jr. and Phillip S. Gillespie, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


        Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


              Signature                                Title                           Date
--------------------------------------  --------------------------------------- ------------------

         /s/ TERRY K. GLENN               President and Trustee                  September 10, 2002
--------------------------------------    (Principal Executive Officer)
          (Terry K. Glenn)


         /s/ DONALD C. BURKE              Vice President and Treasurer          September 10, 2002
---------------------------------------   (Principal Financial and Accounting
          (Donald C. Burke)               Officer)


        /s/ RONALD W. FORBES              Trustee                               September 10, 2002
--------------------------------------
         (Ronald W. Forbes)


      /s/ CYNTHIA A. MONTGOMERY           Trustee                               September 10, 2002
--------------------------------------
       (Cynthia A. Montgomery)


        /s/ CHARLES C. REILLY             Trustee                               September 10, 2002
--------------------------------------
         (Charles C. Reilly)


          /s/ KEVIN A. RYAN               Trustee                               September 10, 2002
--------------------------------------
           (Kevin A. Ryan)

       /s/ ROSCOE S. SUDDARTH             Trustee                               September 10, 2002
--------------------------------------
        (Roscoe S. Suddarth)


         /s/ RICHARD R. WEST              Trustee                               September 10, 2002
--------------------------------------
          (Richard R. West)


        /s/ EDWARD D. ZINBARG             Trustee                               September 10, 2002
--------------------------------------
         (Edward D. Zinbarg)



                                   SIGNATURES

        Master Treasury Trust has duly caused this Registration Statement of WCMA Treasury Fund to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 10th day of September, 2002.

                                   MASTER TREASURY TRUST
                                  (Registrant)

                                   By:  /s/ TERRY K. GLENN
                                      -----------------------------------------
                                       (Terry K. Glenn, President)


        Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke, Robert C. Doll, Jr. and Phillip S. Gillespie, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendment to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


              Signature                                Title                           Date
--------------------------------------   -------------------------------------- ---------------------

         /s/ TERRY K. GLENN               President and Trustee                 September 10, 2002
--------------------------------------    (Principal Executive Officer)
          (Terry K. Glenn)


         /s/ DONALD C. BURKE              Vice President and Treasurer          September 10, 2002
--------------------------------------    (Principal Financial and Accounting
          (Donald C. Burke)                Officer)


        /s/ RONALD W. FORBES              Trustee                               September 10, 2002
--------------------------------------
         (Ronald W. Forbes)


      /s/ CYNTHIA A. MONTGOMERY           Trustee                               September 10, 2002
--------------------------------------
       (Cynthia A. Montgomery)


        /s/ CHARLES C. REILLY             Trustee                               September 10, 2002
--------------------------------------
         (Charles C. Reilly)


          /s/ KEVIN A. RYAN               Trustee                               September 10, 2002
--------------------------------------
           (Kevin A. Ryan)


       /s/ ROSCOE S. SUDDARTH             Trustee                               September 10, 2002
--------------------------------------
        (Roscoe S. Suddarth)


         /s/ RICHARD R. WEST              Trustee                               September 10, 2002
--------------------------------------
          (Richard R. West)


        /s/ EDWARD D. ZINBARG             Trustee                               September 10, 2002
--------------------------------------
         (Edward D. Zinbarg)



                                  EXHIBIT INDEX

  Exhibit
   Number                                        Description
----------   ---------------------------------------------------------------
     1       --    Declaration of Trust of the Registrant dated August 30, 2002.
     2       --    By-Laws of the Registrant.